UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number________811-01597_____________________________

________________________STEWARD FUNDS, INC._____________________________________

          (Exact name of registrant as specified in charter)

________________3435 STELZER ROAD, COLUMBUS, OHIO ___________________43219______

               (Address of principal executive offices)           (Zip code)

BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO              43219_______

               (Name and address of agent for service)

Registrant's telephone number, including area code:_800-262-6631_________

Date of fiscal year end:__APRIL 30_______________

Date of reporting period:__OCTOBER 31, 2005___________

ITEM 1. REPORTS TO STOCKHOLDERS.

OCTOBER 31, 2005

                                                              SEMI-ANNUAL REPORT

           STEWARD FUNDS, INC.
           ---------------------------------------------------------------------
           MANAGING WEALTH, PROTECTING VALUES

                         [LOGO OF STEWARD MUTUAL FUNDS]
                                   STEWARD(SM)
                                   ------------
                                   MUTUAL FUNDS

[LOGO OF STEWARD MUTUAL FUNDS]
         STEWARD(SM)
         -----------
         MUTUAL FUNDS

MANAGING WEALTH, PROTECTING VALUES

                                                                   STEWARD FUNDS

Dear Shareholder:

October 1, 2005 marked the one year anniversary of the Steward Domestic All-Cap Equity and Steward Select Bond Fund. The Funds have grown over the past year to nearly $200 million in assets. This growth would not have been possible without the many referrals that we have received. We would like to thank you for selecting the Steward Funds.

The Steward Funds are happy to announce the expansion of Fund offerings that will be available in 2006. Additional values-based investment options will include international equities, a multi-manager fund, a short-term bond fund and a small cap fund.

Steward is proud to offer investors funds that are screened to eliminate investment in pornography and abortion and companies that are substantial producers of alcohol, gambling and tobacco. The Funds' independent screening resource firm, Steward Fund Consulting, has been in the values-based investing business for many years and brings a wealth of knowledge of screening for Christian based investors.

Your business is important to us. We look forward to servicing your investment needs for many years to come.

Sincerely,

/s/ Ed Jaroski

Ed Jaroski
President                                [PHOTO OF Ed Jaroski]
Steward Mutual Funds

STEWARD FUNDS CULTURAL SCREENING
Scott Fehrenbacher

                                                  Period ending October 31, 2005

Dear Steward Mutual Fund Shareholder;

The Steward Funds seeks to prevent ownership in companies that choose to be in the business of, or are predominantly known for, the manufacture of pornography; abortion products and/or services; alcoholic beverages; tobacco products; and the increasingly popular business of gambling. As such, the Funds have engaged Steward Fund Consulting (SFC) to actively research the products and policies of public companies to protect the Fund's shareholders from unwittingly owning them through the Steward Fund Group.

In the course of SFC's research operations, SFC focuses entirely on identifying companies that the Funds may not invest in; a so-called "avoidance screening" methodology. The Funds do not engage in the practices of choosing companies to invest in for the purposes of promoting any kind of social policy. This practice, known as "positive screening" is often done in order to make a statement. The Fund believes that its role is one of upholding the beliefs of the Funds' shareholders while maximizing shareholder return and value, and not to set social policy.

Throughout the past year we have witnessed an increasing number of public companies involved in the businesses of gambling and alcohol. We have also witnessed a small, but concerning pattern of an increasing number of public companies deciding to participate in the destructive business of pornography. SFC will remain diligent in the coming months to protect your interests from these companies.

We thank you for your investment.

Sincerely,

/s/ Scott Fehrenbacher

Scott Fehrenbacher
President                                [PHOTO OF Scott Fehrenbacher]
Steward Fund Consulting

STEWARD DOMESTIC ALL - CAP EQUITY
John Wolf, Portfolio Manager

                                                  Period ending October 31, 2005

EQUITY MARKET OVERVIEW

The equity market posted positive performance for the six months ended October 31, 2005. The volatility in energy prices increased during the period as Hurricane Katrina wreaked havoc on the Gulf Coast and damaged the oil infrastructure in the area. This was followed by Hurricane Rita which also impacted the gulf region with a second wave of destruction and delayed restoration efforts that were underway. The U.S. economy has remained resilient despite oil prices exceeding $60 a barrel. Corporate earnings as measured by the S&P 500, is expected to post a substantial 16.2% gain for the third quarter of 2005. Payrolls have remained strong despite the loss of jobs from the Hurricane affected regions with unemployment at a modest 5.0%.

While inflation has been benign, the recent spikes in energy prices will eventually filter through and create some pricing pressure in the near term. The Federal Reserve has now increased rates as measured by Fed Funds to 4.00% continuing their goal of achieving a neutral interest rate environment. The third quarter GDP report was stronger than expected at 3.8% indicating the economy is still growing at a healthy rate.

PERFORMANCE

The Steward All-Cap Equity Fund returned 8.19% for the six months ended October 31, 2005, outperforming its benchmark, the S&P Composite 1500 Index, which gained 6.05% for the same period. The individual S&P index component returns were: 5.27% for the S&P 500, 11.33% for the S&P MidCap 400 and 12.38% for the S&P SmallCap 600. The Fund's overweighting in the S&P MidCap 400 and SmallCap 600 relative to the S&P Composite 1500 contributed to the higher performance.

Performance is also affected by the values-based investment policies of the Fund which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ending October 31, 2005, the overall affect of the restricted securities on the Fund were minimal. The two largest capitalization restricted securities, Pfizer Inc. and Altria Group, Inc. illustrate the point as their returns for the period offset -18.86% vs. +18.03%.

OUTLOOK

The resilience of the U.S. economy from the hurricane destruction and the subsequent spike in energy prices bodes well looking forward. Reconstruction activity from Hurricane Katrina should provide additional GDP growth over the coming year. The Federal Reserve appears to be well positioned to combat inflation should pricing pressure begin to increase. Energy is still a variable however as high prices reduce discretionary consumer spending and places a drag on economic growth. As production in the Gulf region comes back on line, we should see prices stabilize and trend lower from current levels. Corporate earnings are estimated to maintain double digit growth through the first quarter of 2006 and then slowing just slightly thereafter. Overall the economy appears to be on solid moderate growth for the near future. With rising corporate earnings anticipated, equity prices should trend upward to reflect the higher valuations.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-262-6631 OR VISIT THE STEWARD MUTUAL FUNDS' WEBSITE ON THE INTERNET AT WWW.STEWARDMUTUALFUNDS.COM.

STEWARD SELECT BOND FUND
Howard Potter, Portfolio Manager

                                                  Period ending October 31, 2005

FIXED INCOME MARKET OVERVIEW

The Federal Reserve Bank Board policymakers continued to raise their short-term interest rate target in steady increments over the past six months. As a result, the Federal funds rate has increased from 2.75% to 4.00% on November 1st. Other short-term interest rates rose in tandem during this period, but not as dramatically. The surprising effect of Federal Reserve policy is that it has had a diminished influence over the yield curve as the ten-year and thirty-year rates have remained practically unchanged. Since there was little, if any, price change to these securities since April 2005, total returns were resigned to the interest accruals and coupon re-investments in intermediate and longer dated issues and little, if any, additional total returns from the remainder of shorter-term securities.

The flattening of the yield curve, a condition where all U.S. Treasury maturities adjust to similar market yields, is a difficult market environment for fixed income investors to execute traditional value-adding strategies because the normally present incentive to invest for longer periods has dissipated. Driving the narrowing of yield relationships is a fundamental quandary for economic policymakers. In the current environment, market participants are torn, as is the Federal Reserve Board, as to how many more rate increases will be deemed necessary to successfully control price inflation, possibly further flattening the yield curve; or, if interest rates have already been pushed to the point where economic activity has been thwarted and rates will stabilize, possibly even be reduced in the near future.

PERFORMANCE

The Steward Select Bond Fund produced a -0.06% return during the six-month period ended October 31, 2005. The Fund's performance is in line with the Morningstar category average for funds with similar characteristics and sector allocation which produced 0.00% for the Morningstar category for the same period. The Fund's market benchmark, the Lehman Aggregate, earned a 0.15% over the same period. The reason for the similarity in return between the fund and its benchmark lies in the structure of the portfolio. The portfolio characteristics during the period were similar to that of the benchmark.

OUTLOOK

We believe that the key to providing long-term high current income with capital appreciation in fixed income portfolios in rising rate environments is to control interest market price risk and simultaneously maximize internal cash flows that can be compounded, in turn, at higher yields. To this end, the Fund's managers have sold traditional semi-annual coupon-paying bonds and invested in two alternative types of securities. Market yields have been increased, without additional maturity extension, through the purchase of callable and step-up securities that will increase their coupons if rates continue to rise. In addition, the Fund has purchased floating rate securities that change stated interest rates and pay monthly based on current rates of price inflation. As long as the Federal Reserve Board remains committed to raising interest rates, we will continue to search for these types of defensive investments. When the Federal Reserve Board signals that their policy will change, we will cease this strategy and become more aggressive toward future investments in terms of duration and yield curve selections.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-262-6631 OR VISIT THE STEWARD MUTUAL FUNDS' WEBSITE ON THE INTERNET AT WWW.STEWARDMUTUALFUNDS.COM.

STEWARD FUNDS, INC.

INDUSTRY SECTOR DIVERSIFICATION - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Domestic All-Cap Equity Fund investment by Industry.

INDUSTRY DIVERSIFICATION                                                  PERCENT*
                                                                          --------
Aerospace & Defense                                                         2.0%
Air Freight & Logistics                                                     1.0
Airlines                                                                    0.3
Auto Components                                                             0.4
Automobiles                                                                 0.4
Beverages                                                                   1.2
Biotechnology                                                               1.6
Building Products                                                           0.4
Capital Markets                                                             2.9
Chemicals                                                                   1.8
Commercial Banks                                                            5.4
Commercial Services & Supplies                                              2.1
Communications Equipment                                                    2.2
Computers & Peripherals                                                     2.7
Construction & Engineering                                                  0.4
Construction Materials                                                      0.3
Consumer Finance                                                            0.9
Containers & Packaging                                                      0.3
Distributors                                                                0.1
Diversified Consumer Services                                               0.5
Diversified Financial Services                                              2.2
Diversified Telecommunication Services                                      1.4
Electric Utilities                                                          2.0
Electrical Equipment                                                        0.8
Electronic Equipment & Instruments                                          1.5
Energy Equipment & Services                                                 2.7
Food & Staples Retailing                                                    1.9
Food Products                                                               1.5
Gas Utilities                                                               1.0
Health Care Equipment & Supplies                                            3.6
Health Care Providers & Services                                            3.8
Hotels, Restaurants & Leisure                                               1.6
Household Durables                                                          1.6
Household Products                                                          1.6
Independent Power Producers & Energy Traders                                0.4
Industrial Conglomerates                                                    2.6
Insurance                                                                   4.7
Internet & Catalog Retail                                                   0.0
Internet Software & Services                                                0.2
IT Services                                                                 1.7
Leisure Equipment & Products                                                0.4
Machinery                                                                   2.5
Marine                                                                      0.1
Media                                                                       1.6
Metals & Mining                                                             1.0
Multi-Utilities                                                             1.3
Multiline Retail                                                            0.8
Office Electronics                                                          0.1
Oil, Gas & Consumable Fuels                                                 6.7
Paper & Forest Products                                                     0.4
Personal Products                                                           0.2
Pharmaceuticals                                                             3.6
Real Estate                                                                 2.1
Road & Rail                                                                 0.9
Semiconductors & Semiconductor Equipment                                    3.1
Short-Term Investments                                                      0.4
Software                                                                    3.7
Specialty Retail                                                            3.6
Textiles Apparel & Luxury Goods                                             0.7
Thrifts & Mortgage Finance                                                  1.8
Trading Companies & Distributors                                            0.5
Water Utilities                                                             0.1
Wireless Telecommunication Services                                         0.7
                                                                          -----
                                                                          100.0%
                                                                          =====

*Percentages indicated are based on total net assets as of October 31, 2005.

STEWARD FUNDS, INC.

INDUSTRY SECTOR DIVERSIFICATION - OCTOBER 31, 2005 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Select Bond Fund investment by Industry.

INDUSTRY DIVERSIFICATION                                                  PERCENT*
                                                                          --------
Auto Manufacturers                                                           0.5%
Banks                                                                        4.6
Brokerage Services                                                           3.4
Computers                                                                    0.5
Consumer Staples                                                             0.4
Cosmetics/Toiletries                                                         0.5
Federal Farm Credit Bank                                                     2.7
Federal Home Loan Bank                                                       5.3
Federal Home Loan Mortgage Corp.                                             9.0
Federal National Mortgage Assoc.                                            31.4
Financial Services                                                           2.2
Forestry                                                                     0.5
Insurance                                                                    2.1
Mortgage Backed Securities - Financial Services                              4.8
Oil & Gas - Integrated                                                       0.5
Pharmaceuticals                                                              0.5
Research & Development                                                       0.9
Retail                                                                       0.4
Semiconductors                                                               0.5
Short-Term Investments                                                       6.3
Transportation                                                               0.4
U.S. Treasury Obligations                                                   19.6
Utilities - Telecommunications                                               1.3
Utilities - Electric & Gas                                                   0.9
                                                                            ----
                                                                            99.2%
                                                                            ====

*Percentages indicated are based on total net assets as of October 31, 2005.

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES           VALUE
                                                          ------           -----
COMMON STOCKS (99.6%)

AEROSPACE & DEFENSE (2.0%)
AAR Corp.(b)                                                 870       $    13,859
Alliant Techsystems, Inc.(b)                                 680            47,750
Applied Signal Technology, Inc.                              460             7,894
Armor Holdings, Inc.(b)                                    1,080            48,287
Boeing Co.                                                 3,590           232,057
Ceradyne, Inc.(b)                                            890            34,888
Cubic Corp.                                                  660            10,831
Curtiss-Wright Corp.                                         680            38,998
DRS Technologies, Inc.                                       890            43,841
EDO Corp.                                                    640            18,496
Engineered Support Systems, Inc.                           1,375            55,619
Esterline Technologies Corp.(b)                              880            33,132
GenCorp., Inc.(b)                                          1,550            28,427
General Dynamics Corp.                                       960           111,648
Goodrich Corp.                                               450            16,232
Honeywell International, Inc.                              3,770           128,934
Kaman Corp.                                                  610            14,292
L-3 Communications Holdings, Inc.                            550            42,801
Lockheed Martin Corp.                                      1,590            96,290
Mercury Computer Systems, Inc.(b)                            770            14,622
Moog, Inc.(b)                                              1,010            29,947
Northrop Grumman Corp.                                     1,640            87,986
Precision Castparts Corp.                                  2,700           127,872
Raytheon Co.                                               1,750            64,663
Rockwell Collins, Inc.                                       660            30,241
Sequa Corp.(b)                                               220            13,574
Teledyne Technologies, Inc.(b)                             1,030            36,318
Triumph Group, Inc.(b)                                       490            17,072
United Technologies Corp.                                  4,540           232,810
                                                                       -----------
                                                                         1,679,381
                                                                       -----------
AIR FREIGHT & LOGISTICS (1.0%)
C.H. Robinson Worldwide, Inc.                              3,380           119,179
EGL, Inc.(b)                                               1,430            40,083
Expeditors International of Washington, Inc.               2,140           129,834
FedEx Corp.                                                1,380           126,863
Forward Air Corp.                                            965            34,209
Ryder System, Inc.                                           240             9,521
United Parcel Service, Inc.                                4,900           357,406
                                                                       -----------
                                                                           817,095
                                                                       -----------
AIRLINES (0.3%)
AirTran Holdings, Inc.(b)                                  1,710            25,582
Alaska Air Group, Inc.(b)                                    710            22,386
Frontier Airlines, Inc.(b)                                 1,130            10,679
JetBlue Airways Corp.(b)                                   2,070            38,523
Mesa Air Group, Inc.(b)                                      980            11,054
SkyWest, Inc.                                              2,000            58,620
Southwest Airlines Co.                                     3,430            54,914
                                                                       -----------
                                                                           221,758
                                                                       -----------
AUTO COMPONENTS (0.4%)
ArvinMeritor, Inc.                                         1,330            21,320
Bandag, Inc.                                                 360            15,300
BorgWarner, Inc.                                           1,170            67,848
Cooper Tire & Rubber Co.                                     270             3,688
Dana Corp.                                                   480             3,605
Gentex Corp.                                               3,240            60,977
Goodyear Tire & Rubber Co.(b)                                700            10,948
Johnson Controls, Inc.                                     1,040            70,772
Lear Corp.                                                 1,450            44,167
Midas, Inc.(b)                                               480             9,389
Modine Manufacturing Co.                                     690            22,811
Standard Motor Products, Inc.                                620             5,183
Superior Industries International, Inc.                      740            15,059
Visteon Corp.(b)                                             660             5,498
                                                                       -----------
                                                                           356,565
                                                                       -----------
AUTOMOBILES (0.4%)
Coachmen Industries, Inc.                                    470             5,598
Fleetwood Enterprises, Inc.(b)                             1,820            20,111
Ford Motor Co.                                             7,120            59,238
General Motors Corp.                                       2,690            73,706
Harley-Davidson, Inc.                                      1,430            70,828
Monaco Coach Corp.                                           820            10,061
Thor Industries, Inc.                                        930            30,346
Winnebago Industries, Inc.                                 1,080            31,666
                                                                       -----------
                                                                           301,554
                                                                       -----------

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES           VALUE
                                                          ------           -----
BEVERAGES (1.2%)
Coca-Cola Co.                                              9,930       $   424,805
Coca-Cola Enterprises, Inc.                                1,690            31,941
Hansen Natural Corp.(b)                                      420            21,218
Pepsi Bottling Group, Inc.                                   970            27,577
PepsiAmericas, Inc.                                        2,400            55,968
PepsiCo, Inc.                                              7,460           440,738
                                                                       -----------
                                                                         1,002,247
                                                                       -----------
BIOTECHNOLOGY (1.6%)
Amgen, Inc.(b)                                             5,440           412,133
Applera Corp.                                                980            23,785
ArQule, Inc.(b)                                            1,090             7,783
Biogen Idec, Inc.(b)                                       1,700            69,071
Cambrex Corp.                                                990            18,889
Cephalon, Inc.(b)                                          1,380            62,914
Charles River Laboratories International, Inc.(b)          1,630            71,329
Chiron Corp.(b)                                              890            39,285
Enzo Biochem, Inc.(b)                                        962            13,122
Genzyme Corp.(b)                                           1,300            93,989
Gilead Sciences, Inc.(b)                                   2,110            99,697
Invitrogen Corp.(b)                                        1,190            75,672
Martek Biosciences Corp.(b)                                  740            22,844
Medimmune, Inc.(b)                                         1,370            47,923
Millennium Pharmaceuticals, Inc.(b)                        6,170            56,270
Protein Design Labs, Inc.(b)                               2,340            65,567
Regeneron Pharmaceuticals, Inc.(b)                         1,690            21,142
Savient Pharmaceuticals, Inc.(b)                           2,150             8,063
Techne Corp.(b)                                            1,000            54,220
Vertex Pharmaceuticals, Inc.(b)                            2,050            46,638
                                                                       -----------
                                                                         1,310,336
                                                                       -----------
BUILDING PRODUCTS (0.4%)
American Standard Cos., Inc.                                 850            32,334
Apogee Enterprises, Inc.                                     800            13,104
ElkCorp                                                      590            18,662
Griffon Corp.(b)                                             840            18,480
Lennox International, Inc.                                 1,720            47,971
Masco Corp.                                                1,830            52,155
NCI Building Systems, Inc.(b)                                660            27,146
Simpson Manufacturing Co., Inc.                            1,270            50,114
Universal Forest Products, Inc.                              510            28,223
York International Corp.                                     910            51,060
                                                                       -----------
                                                                           339,249
                                                                       -----------
CAPITAL MARKETS (2.9%)
A.G. Edwards, Inc.                                         1,590            67,289
Ameriprise Financial, Inc.(b)                              1,116            41,538
Bank of New York Co., Inc.                                 3,440           107,638
Bear Stearns Cos., Inc.                                      630            66,654
Charles Schwab Corp.                                       5,030            76,456
E*TRADE Financial Corp.(b)                                 1,470            27,269
Eaton Vance Corp.                                          2,460            61,229
Federated Investors, Inc.                                    440            15,404
Franklin Resources, Inc.                                   1,110            98,091
Goldman Sachs Group, Inc.                                  2,170           274,222
Investment Technology Group, Inc.(b)                       1,330            43,238
Investors Financial Services Corp.                         1,450            55,361
Janus Capital Group, Inc.                                    870            15,269
Jefferies Group, Inc.                                      1,110            47,131
LaBranche & Co., Inc.(b)                                   1,200            11,448
Legg Mason, Inc.                                           2,350           252,179
Lehman Brothers Holdings, Inc.                             1,310           156,768
Mellon Financial Corp.                                     1,750            55,458
Merrill Lynch & Co., Inc.                                  4,310           279,028
Morgan Stanley                                             4,920           267,696
Northern Trust Corp.                                       1,120            60,032
Piper Jaffray Cos., Inc.(b)                                  760            26,106
Raymond James Financial, Inc.                              1,330            45,260
SEI Investments Co.                                        1,720            66,736
State Street Corp.                                         1,650            91,130
SWS Group, Inc.                                              520             9,209
T. Rowe Price Group, Inc.                                    860            56,347
Waddell & Reed Financial, Inc.                             1,510            28,962
                                                                       -----------
                                                                         2,403,148
                                                                       -----------
CHEMICALS (1.8%)
A. Schulman, Inc.                                            800            16,328
Air Products & Chemicals, Inc.                             1,040            59,530
Airgas, Inc.                                               1,240            35,055
Albemarle Corp.                                              820            28,774
Arch Chemicals, Inc.                                         670            17,601
Ashland, Inc.                                                330            17,658

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES           VALUE
                                                          ------           -----
Cabot Corp.                                                1,200       $    40,932
Chemtura Corp.                                             4,283            45,828
Cytec Industries, Inc.                                       800            33,040
Dow Chemical Co.                                           4,190           192,152
E.I. Du Pont De Nemours & Co.                              4,430           184,687
Ecolab, Inc.                                                 980            32,418
Engelhard Corp.                                              430            11,696
Ferro Corp.                                                  680            12,131
FMC Corp.(b)                                                 730            39,741
Georgia Gulf Corp.                                         1,130            32,883
H.B. Fuller Co.                                              760            22,777
Hercules, Inc.(b)                                            260             2,896
International Flavors & Fragrances, Inc.                     420            13,856
Lubrizol Corp.                                             1,310            54,483
Lyondell Chemical Co.                                      4,090           109,612
MacDermid, Inc.                                              790            22,120
Material Sciences Corp.(b)                                   510             7,752
Minerals Technologies, Inc.                                  420            22,453
Monsanto Co.                                               1,190            74,982
Olin Corp.                                                 1,220            21,814
OM Group, Inc.(b)                                            950            15,181
OMNOVA Solutions, Inc.(b)                                  1,230             5,535
Penford Corp.                                                240             3,130
PolyOne Corp.(b)                                           2,540            14,656
PPG Industries, Inc.                                         830            49,775
Praxair, Inc.                                              1,380            68,186
Quaker Chemical Corp.                                        180             2,860
Rohm & Haas Co.                                              820            35,695
RPM International, Inc.                                    1,910            35,564
Scotts Miracle-Gro Co.                                       530            46,529
Sensient Technologies Corp.                                  790            13,975
Sigma-Aldrich Corp.                                          260            16,562
Valspar Corp.                                              1,860            41,013
Wellman, Inc.                                                940             6,148
                                                                       -----------
                                                                         1,508,008
                                                                       -----------
COMMERCIAL BANKS (5.4%)
Amegy Bancorp, Inc.                                        2,110            48,804
AmSouth Bancorp.                                           1,320            33,304
Associated Banc-Corp                                       2,220            69,286
Bank of America Corp.                                     17,440           762,825
Bank of Hawaii Corp.                                       1,060            54,463
BB&T Corp.                                                 2,480           105,003
Boston Private Financial Holdings, Inc.                      920            26,634
Central Pacific Financial Corp.                              920            33,212
Chittenden Corp.                                           1,230            35,387
City National Corp.                                          980            71,912
Colonial BancGroup, Inc.                                   2,270            55,275
Comerica, Inc.                                               930            53,735
Commerce Bancorp, Inc.                                     3,310           100,856
Community Bank System, Inc.                                  860            20,425
Compass Bancshares, Inc.                                     520            25,355
Cullen/Frost Bankers, Inc.                                   900            47,538
East West Bancorp, Inc.                                    1,750            67,008
Fifth Third Bancorp                                        2,680           107,656
First BanCorp.                                             2,610            29,806
First Horizon National Corp.                                 550            21,274
First Midwest Bancorp, Inc.                                1,270            48,285
First Republic Bank                                          675            25,589
FirstMerit Corp.                                           1,360            35,863
Gold Banc Corp., Inc.                                      1,120            16,598
Greater Bay Bancorp                                          940            23,585
Hudson United Bancorp                                      1,410            58,473
Huntington Bancshares, Inc.                                  780            18,143
Irwin Financial Corp.                                        710            14,818
KeyCorp                                                    1,570            50,617
M&T Bank Corp.                                               550            59,169
Marshall & Ilsley Corp.                                      920            39,523
Mercantile Bankshares Corp.                                1,630            91,867
Nara Bancorp, Inc.                                           730            13,162
National City Corp.                                        2,540            81,864
North Fork Bancorporation, Inc.                            1,920            48,653
PNC Financial Services Group, Inc.                         1,665           101,082
PrivateBancorp, Inc.                                         610            20,722
Prosperity Bancshares, Inc.                                  480            14,635
Provident Bankshares Corp.                                   920            32,071
Regions Financial Corp.                                    1,970            64,124
Republic Bancorp, Inc.                                     1,894            25,853
South Financial Group, Inc.                                2,150            59,276
Sterling Bancshares, Inc.                                  1,240            18,340
Sterling Financial Corp.                                     855            21,409
SunTrust Banks, Inc.                                       1,740           126,114
Susquehanna Bancshares, Inc.                               1,220            28,170
Svb Financial Group(b)                                       770            38,277

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES           VALUE
                                                          ------           -----
Synovus Financial Corp.                                    1,180       $    32,415
TCF Financial Corp.                                        2,400            65,040
Texas Regional Bancshares, Inc.                              630            18,478
TrustCo Bank Corp. NY                                      1,840            23,736
U.S. Bancorp                                               7,960           235,456
UCBH Holdings, Inc.                                        2,700            46,980
Umpqua Holdings Corp.                                      1,250            33,250
United Bankshares, Inc.                                    1,160            42,340
Wachovia Corp.                                             7,034           355,357
Wells Fargo & Co.                                          7,430           447,285
Westamerica Bancorp.                                         710            37,850
Whitney Holding Corp.                                      1,920            51,840
Wilmington Trust Corp.                                     1,160            43,976
Wintrust Financial Corp.                                     800            42,944
Zions Bancorp.                                               570            41,878
                                                                       -----------
                                                                         4,464,865
                                                                       -----------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
ABM Industries, Inc.                                       1,320            26,110
ADESA, Inc.                                                1,730            37,022
Administaff, Inc.                                            740            31,317
Allied Waste Industries, Inc.(b)                           1,280            10,419
Angelica Corp.                                               280             3,973
Avery Dennison Corp.                                         560            31,724
Banta Corp.                                                  540            27,184
Bowne & Co., Inc.                                          1,420            20,192
Brady Corp.                                                1,450            41,717
Brink's Co.                                                1,140            44,768
CDI Corp.                                                    510            14,061
Central Parking Corp.                                      1,020            15,280
ChoicePoint, Inc.(b)                                       1,960            82,829
Cintas Corp.                                                 720            29,210
Coinstar, Inc.(b)                                            860            21,827
Consolidated Graphics, Inc.(b)                               500            19,495
Copart, Inc.(b)                                            1,500            35,085
Corporate Executive Board Co.                                910            75,202
Deluxe Corp.                                               1,060            35,330
Dun & Bradstreet Corp.(b)                                  1,500            94,979
G & K Services, Inc.                                         680            25,765
Healthcare Services Group                                    490             9,134
Heidrick & Struggles International, Inc.(b)                  620            20,014
Herman Miller, Inc.                                        1,360            37,278
HNI Corp.                                                  1,090            53,301
Imagistics International, Inc.(b)                            580            24,366
John H. Harland Co.                                          920            38,263
Kelly Services, Inc.                                         560            15,501
Korn/Ferry International, Inc.(b)                            710            12,226
Labor Ready, Inc.(b)                                       1,650            38,528
Manpower, Inc.                                             1,820            82,409
Mobile Mini, Inc.(b)                                         500            23,340
Monster Worldwide, Inc.(b)                                   560            18,374
NCO Group, Inc.(b)                                           990            17,790
On Assignment, Inc.(b)                                       930             7,914
Pitney Bowes, Inc.                                         1,380            58,070
PRG-Schultz International, Inc.(b)                         2,120             1,866
R.R. Donnelley & Sons Co.                                  1,120            39,222
Republic Services, Inc.                                    2,750            97,212
Robert Half International, Inc.                              750            27,660
Rollins, Inc.                                              1,020            19,400
School Specialty, Inc.(b)                                    680            23,052
SOURCECORP, Inc.(b)                                          530            12,058
Spherion Corp.(b)                                          1,660            14,774
Standard Register Co.                                      1,090            16,568
Stericycle, Inc.(b)                                          940            54,106
Tetra Tech, Inc.(b)                                        1,840            28,410
United Stationers, Inc.(b)                                 1,060            48,092
Volt Information Sciences, Inc.(b)                           390             7,332
Waste Connections, Inc.(b)                                 1,530            51,056
Waste Management, Inc.                                     2,650            78,202
Watson Wyatt & Co. Holdings                                1,290            34,185
                                                                       -----------
                                                                         1,733,192
                                                                       -----------
COMMUNICATIONS EQUIPMENT (2.2%)
3Com Corp.(b)                                              6,750            25,988
ADC Telecommunications, Inc.(b)                              570             9,947
ADTRAN, Inc.                                               1,450            43,863
Andrew Corp.(b)                                              630             6,691
Avaya, Inc.(b)                                             1,730            19,930
Avocent Corp.(b)                                           1,110            34,033
Bel Fuse, Inc.                                               450            13,545
Belden CDT, Inc.                                           1,310            26,108
Black Box Corp.                                              710            28,485
C-COR, Inc.(b)                                             1,370             7,302
CIENA Corp.(b)                                             2,260             5,356

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
Cisco Systems, Inc.(b)                                     27,390      $   477,955
CommScope, Inc.(b)                                          1,080           21,082
Comverse Technology, Inc.(b)                                  970           24,347
Corning, Inc.(b)                                            6,320          126,969
Digi International, Inc.(b)                                   690            7,321
Ditech Communications Corp.(b)                                690            4,395
Dycom Industries, Inc.(b)                                   1,020           20,329
F5 Networks, Inc.(b)                                          980           50,989
Harmonic, Inc.(b)                                           2,130            9,819
Harris Corp.                                                2,770          113,847
Inter-Tel, Inc.                                               740           13,697
JDS Uniphase Corp.(b)                                       5,440           11,424
Lucent Technologies, Inc.(b)                               15,710           44,774
Motorola, Inc.                                             10,550          233,787
NETGEAR, Inc.(b)                                            1,140           22,287
Network Equipment Technologies, Inc.(b)                       780            3,892
PC-Tel, Inc.(b)                                             1,650           15,263
Plantronics, Inc.                                           1,050           31,343
Polycom, Inc.(b)                                            1,960           29,988
Powerwave Technologies, Inc.(b)                             2,100           23,541
QUALCOMM, Inc.                                              7,150          284,283
Scientific-Atlanta, Inc.                                      760           26,934
Symmetricom, Inc.(b)                                        1,330           10,600
Tellabs, Inc.(b)                                            1,664           15,908
Tollgrade Communications, Inc.(b)                             410            3,977
UTStarcom, Inc.(b)                                          1,940           10,709
ViaSat, Inc.(b)                                               780           19,336
                                                                       -----------
                                                                         1,880,044
                                                                       -----------
COMPUTERS & PERIPHERALS (2.7%)
Adaptec, Inc.(b)                                            3,220           13,234
Apple Computer, Inc.(b)                                     3,620          208,476
Avid Technology, Inc.(b)                                    1,465           72,122
Dell, Inc.(b)                                              10,480          334,102
Diebold, Inc.                                               1,680           60,715
EMC Corp.(b)                                               10,160          141,834
Gateway, Inc.(b)                                            1,590            4,532
Hewlett-Packard Co.                                        12,430          348,537
Hutchinson Technology, Inc.(b)                                910           22,568
Imation Corp.                                                 810           34,676
International Business Machines Corp.                       7,040          576,434
Lexmark International, Inc.(b)                                710           29,479
McDATA Corp.(b)                                             2,160           10,390
NCR Corp.(b)                                                  890           26,896
Network Appliance, Inc.(b)                                  1,770           48,427
Qlogic Corp.(b)                                               560           16,890
SanDisk Corp.(b)                                            3,790          223,193
SBS Technologies, Inc.(b)                                     510            4,978
Sun Microsystems, Inc.(b)                                  12,390           49,560
Synaptics, Inc.(b)                                            900           20,907
Western Digital Corp.(b)                                    4,140           50,094
                                                                       -----------
                                                                         2,298,044
                                                                       -----------
CONSTRUCTION & ENGINEERING (0.4%)
EMCOR Group, Inc.(b)                                          510           31,110
Fluor Corp.                                                   440           27,984
Granite Construction, Inc.                                    730           24,900
Insituform Technologies, Inc.(b)                              790           14,188
Jacobs Engineering Group, Inc.(b)                           1,180           75,225
Quanta Services, Inc.(b)                                    2,120           24,359
Shaw Group, Inc.(b)                                         2,560           68,608
URS Corp.(b)                                                1,360           54,985
                                                                       -----------
                                                                           321,359
                                                                       -----------
CONSTRUCTION MATERIALS (0.3%)
Florida Rock Industries, Inc.                               1,675           95,307
Headwaters, Inc.(b)                                         1,370           43,621
Martin Marietta Materials, Inc.                             1,000           78,910
Texas Industries, Inc.                                        750           37,200
Vulcan Materials Co.                                          520           33,800
                                                                       -----------
                                                                           288,838
                                                                       -----------
CONSUMER FINANCE (0.9%)
American Express Co.                                        5,580          277,716
AmeriCredit Corp.(b)                                        2,870           64,145
Capital One Financial Corp.                                 1,340          102,309
Cash America International, Inc.                              940           20,548
MBNA Corp.                                                  5,430          138,845
Rewards Network, Inc.(b)                                      720            3,881
SLM Corp.                                                   1,850          102,731
World Acceptance Corp.(b)                                     540           15,196
                                                                       -----------
                                                                           725,371
                                                                       -----------

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
CONTAINERS & PACKAGING (0.3%)
AptarGroup, Inc.                                           1,120       $    57,333
Ball Corp.                                                   480            18,898
Bemis Co., Inc.                                              420            11,096
Caraustar Industries, Inc.(b)                                840             7,333
Chesapeake Corp.                                             550            11,077
Longview Fibre Co.                                           920            17,296
Myers Industries, Inc.                                       890            10,164
Packaging Corp. of America                                 1,890            38,348
Pactiv Corp.(b)                                              600            11,820
Rock-Tenn Co.                                                940            13,038
Sealed Air Corp.(b)                                          410            20,627
Sonoco Products Co.                                        1,720            48,676
Temple-Inland, Inc.                                          640            23,571
                                                                       -----------
                                                                           289,277
                                                                       -----------
DISTRIBUTORS (0.1%)
Audiovox Corp.(b)                                            680             9,663
Building Materials Holding Corp.                             460            39,104
Genuine Parts Co.                                            750            33,278
                                                                       -----------
                                                                            82,045
                                                                       -----------
DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group, Inc.(b)                                        780            49,156
Career Education Corp.(b)                                  2,080            74,027
Corinthian Colleges, Inc.(b)                               1,600            19,904
CPI Corp.                                                    360             6,480
DeVry, Inc.(b)                                             1,310            29,606
Education Management Corp.(b)                              1,290            39,784
H&R Block, Inc.                                            1,520            37,787
ITT Educational Services, Inc.(b)                            900            49,752
Laureate Education, Inc.(b)                                1,010            49,894
Pre-Paid Legal Services, Inc.                                510            21,828
Regis Corp.                                                  880            33,757
Sotheby's Holdings, Inc.(b)                                  990            15,414
Vertrue, Inc.(b)                                             380            14,307
                                                                       -----------
                                                                           441,696
                                                                       -----------
DIVERSIFIED FINANCIAL SERVICES (2.2%)
CIT Group, Inc.                                              940            42,986
Citigroup, Inc.                                           22,450         1,027,761
Financial Federal Corp.                                      560            21,381
JPMorgan Chase & Co.                                      15,610           571,638
Moody's Corp.                                              1,600            85,216
Principal Financial Group, Inc.                            1,300            64,519
                                                                       -----------
                                                                         1,813,501
                                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
AT&T Corp.                                                 3,320            65,670
BellSouth Corp.                                            8,250           214,665
CenturyTel, Inc.                                             570            18,656
Cincinnati Bell, Inc.(b)                                   4,040            15,998
Citizens Communications Co.                                1,380            16,891
Commonwealth Telephone Enterprises, Inc.                     810            29,071
General Communication, Inc.(b)                             2,000            19,220
Qwest Communications International, Inc.(b)                6,710            29,256
SBC Communications, Inc.                                  14,410           343,679
Verizon Communications, Inc.                              12,650           398,601
                                                                       -----------
                                                                         1,151,707
                                                                       -----------
ELECTRIC UTILITIES (2.0%)
Allegheny Energy, Inc.(b)                                    700            19,782
ALLETE, Inc.                                               1,080            47,531
American Electric Power Co., Inc.                          1,940            73,642
Central Vermont Public Service Corp.                         370             5,927
Cinergy Corp.                                              1,100            43,890
Cleco Corp.                                                1,400            29,680
CMS Energy Corp.(b)                                          800            11,928
DPL, Inc.                                                  2,470            63,652
Duquesne Light Holdings, Inc.                              1,260            21,029
Edison International                                       1,480            64,765
El Paso Electric Co.(b)                                    1,410            30,527
Entergy Corp.                                              1,140            80,621
Exelon Corp.                                               3,060           159,212
FirstEnergy Corp.                                          1,660            78,850
FPL Group, Inc.                                            2,050            88,273
Great Plains Energy, Inc.                                  1,460            41,917
Green Mountain Power Corp.                                   190             6,213
Hawaiian Electric Industries, Inc.                         1,360            35,836
IDACORP, Inc.                                                790            22,807
Northeast Utilities                                        2,410            43,838

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
NSTAR                                                     2,480        $    67,456
Pepco Holdings, Inc.                                      3,640             78,224
PG&E Corp.                                                1,780             64,756
Pinnacle West Capital Corp.                                 590             24,638
PNM Resources, Inc.                                       1,240             31,434
PPL Corp.                                                 1,980             62,053
Progress Energy, Inc.                                     1,370             59,718
Puget Energy, Inc.                                        1,670             35,805
Sierra Pacific Resources(b)                               3,500             45,325
Southern Co.                                              3,400            118,966
UIL Holdings Corp.                                          640             31,680
Unisource Energy Corp.                                    1,050             33,569
Westar Energy, Inc.                                       1,550             34,255
                                                                       -----------
                                                                         1,657,799
                                                                       -----------
ELECTRICAL EQUIPMENT (0.8%)
A.O. Smith Corp.                                            780             25,256
Acuity Brands, Inc.                                       1,260             35,041
American Power Conversion Corp.                             710             15,187
AMETEK, Inc.                                              1,400             57,022
Artesyn Technologies, Inc.(b)                             1,140             10,021
Baldor Electric Co.                                         890             21,627
C&D Technologies, Inc.                                      680              6,208
Cooper Industries, Ltd.                                     490             34,736
Emerson Electric Co.                                      2,050            142,577
Hubbell, Inc.                                             1,210             58,274
MagneTek, Inc.(b)                                           890              2,821
Regal-Beloit Corp.                                          900             28,647
Rockwell Automation, Inc.                                   800             42,520
Roper Industries, Inc.                                    2,810            105,937
Thomas & Betts Corp.(b)                                   1,030             40,088
Vicor Corp.                                               1,180             19,883
Woodward Governor Co.                                       360             28,764
                                                                       -----------
                                                                           674,609
                                                                       -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Aeroflex, Inc.(b)                                         2,160             19,570
Agilent Technologies, Inc.(b)                             2,220             71,061
Agilysys, Inc.                                              930             13,894
Amphenol Corp.                                            1,880             75,143
Anixter International, Inc.                               1,150             42,642
Arrow Electronics, Inc.(b)                                2,320             68,462
Avnet, Inc.(b)                                            2,890             66,614
Bell Microproducts, Inc.(b)                                 820              5,650
Benchmark Electronics, Inc.(b)                            1,410             39,607
CDW Corp.                                                 1,490             83,961
Checkpoint Systems, Inc.(b)                               1,260             30,240
Cognex Corp.                                              1,610             46,014
Coherent, Inc.(b)                                         1,070             31,683
CTS Corp.                                                 1,000             11,780
Daktronics, Inc.                                            620             13,398
Electro Scientific Industries, Inc.(b)                      910             19,993
FLIR Systems, Inc.(b)                                     2,260             47,370
Gerber Scientific, Inc.(b)                                  650              5,142
Global Imaging Systems, Inc.(b)                             830             29,556
Ingram Micro, Inc.(b)                                     2,160             39,096
Itron, Inc.(b)                                              820             35,637
Jabil Circuit, Inc.(b)                                      880             26,268
Keithley Instruments, Inc.                                  510              8,186
KEMET Corp.(b)                                            1,520             10,518
Littelfuse, Inc.(b)                                         800             19,608
Methode Electronics, Inc.                                   980             10,055
Molex, Inc.                                                 670             16,958
MTS Systems Corp.                                           700             27,972
National Instruments Corp.                                1,360             32,504
Newport Corp.(b)                                            770             10,041
Park Electrochemical Corp.                                  620             15,562
Paxar Corp.(b)                                            1,260             21,634
Photon Dynamics, Inc.(b)                                    660             11,491
Planar Systems, Inc.(b)                                     420              3,746
Plexus Corp.(b)                                             860             15,196
RadiSys Corp.(b)                                            660             10,606
Rogers Corp.(b)                                             610             22,784
Sanmina-SCI Corp.(b)                                      1,930              7,045
ScanSource, Inc.(b)                                         530             30,019
Solectron Corp.(b)                                        3,550             12,532
Symbol Technologies, Inc.                                   990              8,217
Tech Data Corp.(b)                                        1,330             46,071
Technitrol, Inc.                                          1,290             21,698
Tektronix, Inc.                                             470             10,801
Trimble Navigation, Ltd.(b)                               1,830             52,832
Vishay Intertechnology, Inc.(b)                           3,320             37,649
X-Rite, Inc.                                                610              6,277
                                                                       -----------
                                                                         1,292,783
                                                                       -----------

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
ENERGY EQUIPMENT & SERVICES (2.7%)
Atwood Oceanics, Inc.(b)                                     470       $    33,097
Baker Hughes, Inc.                                         1,400            76,944
BJ Services Co.                                            1,320            45,870
Cal Dive International, Inc.(b)                            1,260            77,540
CARBO Ceramics, Inc.                                         705            41,708
Cooper Cameron Corp.(b)                                    1,170            86,264
Dril-Quip, Inc.(b)                                           320            13,088
ENSCO International, Inc.                                  3,090           140,873
FMC Technologies, Inc.(b)                                  1,160            42,294
Grant Prideco, Inc.(b)                                     2,530            98,392
Halliburton Co.                                            2,230           131,793
Hanover Compressor Co.(b)                                  1,400            18,004
Helmerich & Payne, Inc.                                      960            53,184
Hydril Co.(b)                                                610            40,467
Input/Output, Inc.(b)                                      2,300            17,664
Lone Star Technologies, Inc.(b)                              980            44,835
Maverick Tube Corp.(b)                                     1,390            43,034
Nabors Industries, Ltd.(b)                                   690            47,355
National-Oilwell, Inc.(b)                                    823            51,413
Noble Energy, Inc.                                         3,420           136,971
Oceaneering International, Inc.(b)                           800            38,496
Offshore Logistics, Inc.(b)                                  640            21,760
Patterson-UTI Energy, Inc.                                 3,330           113,653
Pride International, Inc.(b)                               3,020            84,771
Rowan Cos., Inc.                                             390            12,866
Schlumberger Ltd.                                          2,590           235,095
SEACOR Holdings, Inc.(b)                                     770            55,155
Smith International, Inc.                                  4,160           134,784
TETRA Technologies, Inc.(b)                                  940            26,292
Tidewater, Inc.                                            1,180            54,233
Transocean, Inc.(b)                                        1,450            83,361
Unit Corp.(b)                                              1,430            74,932
Veritas DGC, Inc.(b)                                       1,040            33,498
W-H Energy Services, Inc.(b)                                 740            22,422
Weatherford International, Ltd.(b)                           890            55,714
                                                                       -----------
                                                                         2,287,822
                                                                       -----------
FOOD & STAPLES RETAILING (1.9%)
Albertson's, Inc.                                          1,650            41,432
BJ's Wholesale Club, Inc.(b)                               1,330            37,878
Casey's General Stores, Inc.                               1,440            31,075
Costco Wholesale Corp.                                     2,080           100,589
CVS Corp.                                                  3,400            82,994
Great Atlantic & Pacific Tea Co., Inc.(b)                    730            20,506
Kroger Co.(b)                                              2,850            56,715
Longs Drug Stores Corp.                                    1,030            42,961
Nash Finch Co.                                               430            13,356
Performance Food Group Co.(b)                              1,520            41,937
Ruddick Corp.                                                780            17,168
Safeway, Inc.                                              1,930            44,892
SUPERVALU, Inc.                                              520            16,344
Sysco Corp.                                                2,820            89,986
United Natural Foods, Inc.(b)                              1,300            36,543
Wal-Mart Stores, Inc.                                     11,680           552,580
Walgreen Co.                                               4,450           202,164
Whole Foods Market, Inc.                                   1,420           204,664
                                                                       -----------
                                                                         1,633,784
                                                                       -----------
FOOD PRODUCTS (1.5%)
American Italian Pasta Co.                                   630             4,064
Archer-Daniels-Midland Co.                                 2,690            65,555
Campbell Soup Co.                                          1,610            46,851
ConAgra Foods, Inc.                                        2,170            50,496
Corn Products International, Inc.                          2,280            54,287
Dean Foods Co.(b)                                          3,070           110,980
Delta & Pine Land Co.                                      1,150            28,693
Flowers Foods, Inc.                                        1,890            55,377
General Mills, Inc.                                        1,850            89,280
H.J. Heinz Co.                                             1,500            53,250
Hain Celestial Group, Inc.(b)                              1,040            20,093
Hershey Foods Corp.                                        1,040            59,103
Hormel Foods Corp.                                         2,310            73,458
J & J Snack Foods Corp.                                      360            20,308
J.M. Smucker Co.                                           1,280            58,509
Kellogg Co.                                                1,690            74,647
Lancaster Colony Corp.                                       570            22,851
Lance, Inc.                                                  890            15,602
McCormick & Co., Inc.                                        590            17,871
PEET'S Coffee & Tea, Inc.(b)                                 470            15,637
Ralcorp Holdings, Inc.(b)                                    960            37,344
Sanderson Farms, Inc.                                        470            16,220
Sara Lee Corp.                                             3,080            54,978
Smithfield Foods, Inc.(b)                                  1,940            57,385

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
Tootsie Roll Industries, Inc.                                906       $    27,452
Treehouse Foods, Inc.(b)                                   1,016            26,253
Tyson Foods, Inc.                                          2,770            49,306
Wm. Wrigley Jr. Co.                                        1,100            76,450
                                                                       -----------
                                                                         1,282,300
                                                                       -----------
GAS UTILITIES (1.0%)
AGL Resources, Inc.                                        1,500            52,785
Atmos Energy Corp.                                         2,360            62,068
Cascade Natural Gas Corp.                                    350             7,210
Energen Corp.                                              2,400            90,240
Equitable Resources, Inc.                                  2,420            93,533
Laclede Group, Inc.                                          590            17,641
National Fuel Gas Co.                                      1,370            41,292
New Jersey Resources Corp.                                   780            33,665
Nicor, Inc.                                                  170             6,664
Northwest Natural Gas Co.                                    710            24,566
ONEOK, Inc.                                                1,900            54,606
Peoples Energy Corp.                                          60             2,232
Piedmont Natural Gas Co., Inc.                             2,130            50,396
Questar Corp.                                              1,830           144,112
Southern Union Co.(b)                                      2,880            67,738
Southwest Gas Corp.                                          930            25,352
UGI Corp.                                                  3,480            82,128
WGL Holdings, Inc.                                           790            24,553
                                                                       -----------
                                                                           880,781
                                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.6%)
Advanced Medical Optics, Inc.(b)                           1,477            52,699
Advanced Neuromodulation Systems(b)                          700            42,693
American Medical Systems Holdings, Inc.(b)                 2,120            34,662
Analogic Corp.                                               550            25,740
ArthroCare Corp.(b)                                          840            30,853
Bausch & Lomb, Inc.                                          310            22,999
Baxter International, Inc.                                 2,900           110,866
Beckman Coulter, Inc.                                      1,330            65,516
Becton, Dickinson & Co.                                    1,210            61,408
Biolase Technology, Inc.                                     740             4,943
Biomet, Inc.                                               1,200            41,796
Biosite, Inc.(b)                                             660            36,452
Boston Scientific Corp.(b)                                 3,160            79,379
C.R. Bard, Inc.                                              560            34,933
CONMED Corp.(b)                                              910            21,822
Cooper Cos., Inc.                                          1,510           103,947
Cyberonics, Inc.(b)                                          750            22,515
Cytyc Corp.(b)                                             2,290            58,052
Datascope Corp.                                              450            14,297
DENTSPLY International, Inc.                               1,640            90,430
Diagnostic Products Corp.                                    910            38,311
Dionex Corp.(b)                                              750            36,323
DJ Orthopedics, Inc.(b)                                      760            22,101
Edwards Lifesciences Corp.(b)                              1,260            52,139
Fisher Scientific International, Inc.(b)                     630            35,595
Gen-Probe, Inc.(b)                                         1,070            43,699
Greatbatch, Inc.(b)                                          720            18,763
Guidant Corp.                                              1,570            98,909
Haemonetics Corp.(b)                                         910            44,090
Hillenbrand Industries, Inc.                               1,250            57,588
Hologic, Inc.(b)                                             760            42,150
Hospira, Inc.(b)                                             710            28,294
ICU Medical, Inc.(b)                                         500            17,455
IDEXX Laboratories, Inc.(b)                                1,190            83,455
Immucor, Inc.(b)                                           1,450            37,584
INAMED Corp.(b)                                              780            55,458
Integra LifeSciences Holdings(b)                             870            30,015
Intermagnetics General Corp.(b)                              840            24,066
Intuitive Surgical, Inc.(b)                                  760            67,435
Invacare Corp.                                             1,080            36,493
Kensey Nash Corp.(b)                                         420             9,631
Laserscope(b)                                                650            17,557
Medtronic, Inc.                                            5,520           312,762
Mentor Corp.                                               1,260            56,700
Merit Medical Systems, Inc.(b)                               750             8,940
Millipore Corp.(b)                                           460            28,161
Osteotech, Inc.(b)                                           480             1,632
PerkinElmer, Inc.                                            530            11,697
PolyMedica Corp.                                             920            30,369
Possis Medical, Inc.(b)                                      540             6,404
ResMed, Inc.(b)                                            2,420            92,275
Respironics, Inc.(b)                                       2,460            88,240
St. Jude Medical, Inc.(b)                                  1,650            79,316
STERIS Corp.                                               1,280            29,197
Stryker Corp.                                              1,700            69,819

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
Surmodics, Inc.(b)                                           570       $    22,526
Sybron Dental Specialties, Inc.(b)                         1,300            55,770
Theragenics Corp.(b)                                         920             2,769
Thermo Electron Corp.(b)                                     710            21,435
Varian Medical Systems, Inc.(b)                            2,690           122,555
Varian, Inc.(b)                                              740            27,210
Viasys Healthcare, Inc.(b)                                   980            23,412
Vital Signs, Inc.                                            360            16,913
Waters Corp.(b)                                              610            22,082
Zimmer Holdings, Inc.(b)                                   1,210            77,162
                                                                       -----------
                                                                         3,060,459
                                                                       -----------
HEALTH CARE PROVIDERS & SERVICES (3.8%)
Aetna, Inc.                                                1,290           114,242
Amedisys, Inc.(b)                                            500            19,105
American Healthways, Inc.(b)                               1,100            44,616
AMERIGROUP Corp.(b)                                        1,730            28,926
AmerisourceBergen Corp.                                      670            51,101
AmSurg Corp.(b)                                              910            21,613
Apria Healthcare Group, Inc.(b)                              970            22,378
Cardinal Health, Inc.                                      2,130           133,146
Caremark Rx, Inc.(b)                                       2,030           106,372
Centene Corp.(b)                                           1,360            27,404
Cerner Corp.(b)                                            1,100            92,895
Chemed Corp.                                                 940            45,195
CIGNA Corp.                                                  600            69,522
Community Health Systems, Inc.(b)                          1,790            66,427
Covance, Inc.(b)                                           1,270            61,786
Coventry Health Care, Inc.(b)                                876            47,295
Cross Country Healthcare, Inc.(b)                            910            16,535
CryoLife, Inc.(b)                                            830             5,412
Dendrite International, Inc.(b)                            1,350            23,693
Express Scripts, Inc.(b)                                     720            54,295
Gentiva Health Services, Inc.(b)                             680             9,989
HCA, Inc.                                                  2,040            98,308
Health Net, Inc.(b)                                        2,300           107,732
Henry Schein, Inc.(b)                                      1,730            68,577
Hooper Holmes, Inc.                                        1,840             5,318
Humana, Inc.(b)                                              720            31,961
IMS Health, Inc.                                           1,060            24,624
LabOne, Inc.(b)                                              590            25,883
Laboratory Corp. of America Holdings(b)                      620            29,915
LCA-Vision, Inc.                                             695            29,197
LifePoint Hospitals, Inc.(b)                               1,144            44,730
Lincare Holdings, Inc.(b)                                  1,970            80,475
Manor Care, Inc.                                             350            13,038
McKesson Corp.                                             1,550            70,417
Medco Health Solutions, Inc.(b)                            1,570            88,705
NDCHealth Corp.                                            1,120            21,101
Odyssey Healthcare, Inc.(b)                                1,130            19,526
Omnicare, Inc.                                             2,180           117,938
Owens & Minor, Inc.                                        1,230            36,224
PacifiCare Health Systems, Inc.(b)                         1,800           148,247
PAREXEL International Corp.(b)                               860            18,817
Patterson Cos., Inc.(b)                                    1,170            48,415
Pediatrix Medical Group, Inc.(b)                             790            60,877
Pharmaceutical Product Development, Inc.                   1,720            98,848
Quest Diagnostics, Inc.                                      940            43,907
RehabCare, Inc.(b)                                           500            10,645
Renal Care Group, Inc.(b)                                  1,330            62,311
SFBC International, Inc.(b)                                  610            26,010
Sierra Health Services, Inc.(b)                              870            65,250
Sunrise Senior Living, Inc.(b)                             1,240            40,102
United Surgical Partners International, Inc.(b)            1,485            53,237
UnitedHealth Group, Inc.                                   5,500           318,394
VCA Antech, Inc.(b)                                        1,530            39,474
WellPoint, Inc.(b)                                         2,730           203,875
                                                                       -----------
                                                                         3,214,025
                                                                       -----------
HOTELS, RESTAURANTS & LEISURE (1.6%)
Applebee's International, Inc.                             1,490            32,646
Bally Total Fitness Holding Corp.(b)                       1,050             6,017
Bob Evans Farms, Inc.                                        670            15,015
Brinker International, Inc.(b)                             1,850            70,522
CBRL Group, Inc.                                             980            34,006
CEC Entertainment, Inc.(b)                                 1,210            40,910
Cheesecake Factory(b)                                      1,645            56,456
Darden Restaurants, Inc.                                     700            22,694
Hilton Hotels Corp.                                        2,250            43,763
IHOP Corp.                                                   680            32,110
International Speedway Corp.                                 990            51,163
Jack In the Box, Inc.(b)                                   1,200            35,640

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
Krispy Kreme Doughnuts, Inc.(b)                            1,020       $     4,743
Landry's Restaurants, Inc.                                   700            19,250
Lone Star Steakhouse & Saloon, Inc.                          680            17,551
Marcus Corp.                                               1,270            27,889
Marriott International, Inc.                               1,210            72,140
McDonald's Corp.                                           5,570           176,011
O'Charley's, Inc.(b)                                         670             9,186
Outback Steakhouse, Inc.                                   1,490            56,113
P.F. Chang's China Bistro, Inc.(b)                           980            44,825
Panera Bread Co.(b)                                        1,090            64,517
Papa John's International, Inc.(b)                           490            25,446
RARE Hospitality International, Inc.(b)                    1,100            33,616
Red Robin Gourmet Burgers, Inc.(b)                           550            26,527
Ruby Tuesday, Inc.                                         1,290            28,264
Ryan's Restaurant Group, Inc.(b)                           1,190            12,685
Sonic Corp.(b)                                             1,890            54,697
Starbucks Corp.(b)                                         3,820           108,029
Steak n Shake Co.(b)                                         830            15,289
Triarc Cos., Inc.                                          2,040            30,335
Wendy's International, Inc.                                  700            32,704
YUM! Brands, Inc.                                          1,370            69,692
                                                                       -----------
                                                                         1,370,451
                                                                       -----------
HOUSEHOLD DURABLES (1.6%)
American Greetings Corp.                                   1,320            33,330
Applica, Inc.(b)                                             760             1,269
Bassett Furniture Industries, Inc.                           350             6,552
Beazer Homes USA, Inc.                                       870            50,417
Black & Decker Corp.                                         400            32,852
Blyth, Inc.                                                  690            12,586
Centex Corp.                                                 580            37,323
Champion Enterprises, Inc.(b)                              2,340            32,479
D. R. Horton, Inc.                                         1,416            43,457
Department 56, Inc.(b)                                       340             3,706
Ethan Allen Interiors, Inc.                                1,120            37,878
Fedders Corp.                                                880             2,024
Furniture Brands International, Inc.                         880            15,972
Harman International Industries, Inc.                      1,420           141,802
Hovnanian Enterprises, Inc.(b)                               820            36,892
Interface, Inc.(b)                                         1,520            11,734
KB Home                                                      350            22,873
La-Z-Boy, Inc.                                             1,400            16,576
Leggett & Platt, Inc.                                        760            15,230
Lennar Corp.                                                 840            46,687
Libbey, Inc.                                                 380             4,275
M.D.C. Holdings, Inc.                                      1,111            76,215
M/I Homes, Inc.                                              380            17,062
Maytag Corp.                                                 400             6,888
Meritage Homes Corp.(b)                                      770            47,948
Mohawk Industries, Inc.(b)                                 1,160            90,538
National Presto Industries, Inc.                             180             7,889
Newell Rubbermaid, Inc.                                    1,120            25,749
NVR, Inc.(b)                                                 180           123,390
Pulte Homes, Inc.                                            980            37,034
Russ Berrie & Co., Inc.                                      670             9,038
Ryland Group, Inc.                                           960            64,608
Skyline Corp.                                                250             9,938
Snap-on, Inc.                                                210             7,564
Standard-Pacific Corp.                                     2,190            84,490
Stanley Works                                                370            17,734
Toll Brothers, Inc.(b)                                     2,400            88,584
Tupperware Corp.                                           1,070            24,535
Whirlpool Corp.                                              370            29,045
                                                                       -----------
                                                                         1,374,163
                                                                       -----------
HOUSEHOLD PRODUCTS (1.6%)
Church & Dwight Co., Inc.                                  1,270            44,514
Clorox Co.                                                   750            40,590
Colgate-Palmolive Co.                                      2,530           133,989
Energizer Holdings, Inc.(b)                                1,490            75,230
Kimberly-Clark Corp.                                       2,340           133,006
Procter & Gamble Co.                                      15,081           844,384
Spectrum Brands, Inc.(b)                                   1,440            29,808
WD-40 Co.                                                    470            12,939
                                                                       -----------
                                                                         1,314,460
                                                                       -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
AES Corp.(b)                                               2,620            41,632
Black Hills Corp.                                            680            28,268
Calpine Corp.(b)                                           2,200             5,236
Constellation Energy Group                                   910            49,868
Duke Energy Corp.                                          4,040           106,979
Dynegy, Inc.(b)                                            1,580             7,015
TXU Corp.                                                  1,070           107,802
                                                                       -----------
                                                                           346,800
                                                                       -----------

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
INDUSTRIAL CONGLOMERATES (2.6%)
3M Co.                                                     3,550       $   269,729
Carlisle Cos., Inc.                                          630            42,015
General Electric Co.                                      45,630         1,547,313
Standex International Corp.                                  330             8,917
Teleflex, Inc.                                               840            55,600
Textron, Inc.                                                610            43,944
Tredegar Corp.                                             1,070            13,471
Tyco International, Ltd.                                   8,800           232,232
                                                                       -----------
                                                                         2,213,221
                                                                       -----------
INSURANCE (4.7%)
ACE, Ltd.                                                  1,390            72,419
AFLAC, Inc.                                                2,310           110,372
Allmerica Financial Corp.(b)                               1,070            40,767
Allstate Corp.                                             2,930           154,675
AMBAC Financial Group, Inc.                                  580            41,116
American Financial Group, Inc.                             1,150            39,307
American International Group, Inc.                        11,350           735,479
AmerUs Group Co.                                             770            45,522
Aon Corp.                                                  1,470            49,760
Arthur J. Gallagher & Co.                                  1,900            55,898
Brown & Brown, Inc.                                        1,210            65,739
Chubb Corp.                                                  970            90,181
Cincinnati Financial Corp.                                   772            32,849
Delphi Financial Group, Inc.                                 940            44,030
Everest Re Group, Ltd.                                     1,310           130,280
Fidelity National Financial, Inc.                          3,540           132,608
Fidelity National Title Group, Class A                       620            13,474
First American Financial Corp.                             1,850            81,067
Hartford Financial Services Group, Inc.                    1,390           110,853
HCC Insurance Holdings, Inc.                               1,790            53,700
Hilb, Rogal & Hobbs Co.                                    1,140            42,693
Horace Mann Educators Corp.                                  710            13,781
Infinity Property & Casualty Corp.                           610            22,704
Jefferson-Pilot Corp.                                        820            45,002
LandAmerica Financial Group, Inc.                            610            38,528
Lincoln National Corp.                                       920            46,561
Marsh & McLennan Cos., Inc.                                2,570            74,916
MBIA, Inc.                                                   730            42,515
Mercury General Corp.                                        710            42,920
MetLife, Inc.                                              3,330           164,535
Ohio Casualty Corp.                                        1,030            28,098
Old Republic International Corp.                           3,030            78,507
Philadelphia Consolidated Holding Corp.(b)                   670            64,494
Presidential Life Corp.                                      900            17,028
ProAssurance Corp.(b)                                        940            43,992
Progressive Corp.                                            940           108,861
Protective Life Corp.                                      1,360            59,622
Prudential Financial, Inc.                                 2,400           174,695
RLI Corp.                                                    720            38,700
SAFECO Corp.                                                 540            30,078
SCPIE Holdings, Inc.(b)                                      330             4,983
Selective Insurance Group, Inc.                              820            45,026
St. Paul Travelers Cos., Inc.                              3,050           137,342
StanCorp Financial Group, Inc.                               610            56,181
Stewart Information Services Corp.                           590            30,049
Torchmark Corp.                                              500            26,415
UICI                                                       1,260            45,511
United Fire & Casualty Co.                                   510            22,960
Unitrin, Inc.                                              1,190            54,740
UnumProvident Corp.                                        1,160            23,536
W.R. Berkley Corp.                                         2,175            95,048
XL Capital, Ltd.                                             780            49,967
Zenith National Insurance Co.                              1,125            50,648
                                                                       -----------
                                                                         3,920,732
                                                                       -----------
INTERNET & CATALOG RETAIL (0.0%)+
Insight Enterprises, Inc.(b)                               1,380            28,318
J. Jill Group, Inc.(b)                                       610             7,747
                                                                       -----------
                                                                            36,065
                                                                       -----------
INTERNET SOFTWARE & SERVICES (0.2%)
Digital Insight Corp.(b)                                   1,210            36,094
J2 Global Communications, Inc.(b)                            990            43,768
Miva, Inc.(b)                                                930             5,180
Webex Communications, Inc.(b)                              1,500            34,365
Websense, Inc.(b)                                            870            51,400
Zix Corp.(b)                                               1,140             2,098
                                                                       -----------
                                                                           172,905
                                                                       -----------
IT SERVICES (1.7%)
Acxiom Corp.                                               1,660            35,424
Affiliated Computer Services, Inc.(b)                        710            38,418
Alliance Data Systems Corp.(b)                             1,500            53,340

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
Anteon International Corp.(b)                                700       $    31,640
Automatic Data Processing, Inc.                            2,850           132,982
BISYS Group, Inc.(b)                                       2,150            27,262
CACI International, Inc.(b)                                1,060            57,812
Carreker Corp.(b)                                            810             4,447
Ceridian Corp.(b)                                          2,870            62,882
Certegy, Inc.                                              1,320            49,447
CheckFree Corp.(b)                                         2,170            92,225
Ciber, Inc.(b)                                             1,910            12,186
Cognizant Technology Solutions Corp.(b)                    2,880           126,663
Computer Sciences Corp.(b)                                 1,000            51,250
Convergys Corp.(b)                                           620            10,075
CSG Systems International, Inc.(b)                         1,000            23,510
DST Systems, Inc.(b)                                       1,610            90,353
eFunds Corp.(b)                                            1,470            30,326
Electronic Data Systems Corp.                              2,410            56,177
Fiserv, Inc.(b)                                            1,030            44,990
Gartner, Inc.(b)                                           2,140            25,766
Global Payment, Inc.                                       2,440           104,554
Intrado, Inc.(b)                                             540            10,444
iPayment Holdings, Inc.(b)                                   470            16,901
Keane, Inc.(b)                                             1,190            13,447
ManTech International Corp.(b)                               910            25,207
MAXIMUS, Inc.                                                720            26,100
MoneyGram International, Inc.                              1,580            38,394
MPS Group, Inc.(b)                                         1,780            22,161
Paychex, Inc.                                              1,700            65,892
Pegasus Solutions, Inc.(b)                                   770             6,530
Sabre Holdings Corp.                                         600            11,718
SRA International, Inc.(b)                                   760            24,943
StarTek, Inc.                                                470             5,978
TALX Corp.                                                   725            28,659
Unisys Corp.(b)                                            1,310             6,694
                                                                       -----------
                                                                         1,464,797
                                                                       -----------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Action Performance Cos., Inc.                                640             7,846
Arctic Cat, Inc.                                             620            11,613
Brunswick Corp.                                              530            20,209
Callaway Golf Co.                                          1,420            20,235
Eastman Kodak Co.                                          1,410            30,879
Hasbro, Inc.                                                 800            15,072
JAKKS Pacific, Inc.(b)                                       800            14,704
K2, Inc.(b)                                                1,410            14,142
Mattel, Inc.                                               1,780            26,255
Meade Instruments Corp.(b)                                   610             1,610
Nautilus Group, Inc.                                       1,090            19,762
Polaris Industries, Inc.                                   1,470            66,283
SCP Pool Corp.                                             1,720            61,868
Sturm, Ruger & Co., Inc.                                     930             6,817
                                                                       -----------
                                                                           317,295
                                                                       -----------
MACHINERY (2.5%)
A.S.V., Inc.(b)                                              510            11,903
AGCO Corp.(b)                                              1,650            26,384
Albany International Corp.                                 1,000            38,630
Astec Industries, Inc.(b)                                    630            17,867
Barnes Group, Inc.                                           600            21,000
Briggs & Stratton Corp.                                    1,680            53,726
Caterpillar, Inc.                                          3,000           157,769
CLARCOR, Inc.                                              1,780            48,950
Crane Co.                                                    920            28,483
Cummins, Inc.                                                250            21,343
Danaher Corp.                                              1,370            71,377
Deere & Co.                                                1,190            72,209
Donaldson Co., Inc.                                        1,440            45,000
Dover Corp.                                                  990            38,590
Eaton Corp.                                                  820            48,241
EnPro Industries, Inc.(b)                                    660            18,414
Federal Signal Corp.                                         800            12,976
Flowserve Corp.(b)                                         1,130            39,550
Gardner Denver, Inc.(b)                                      830            40,338
Graco, Inc.                                                1,250            42,838
Harsco Corp.                                                 860            55,255
IDEX Corp.                                                 1,570            62,831
Illinois Tool Works, Inc.                                  1,420           120,358
Ingersoll-Rand Co.                                         1,620            61,220
ITT Industries, Inc.                                         460            46,736
JLG Industries, Inc.                                       1,660            63,678
Joy Global, Inc.                                           1,670            76,603
Kaydon Corp.                                                 790            23,345
Kennametal, Inc.                                             760            38,844
Lindsay Manufacturing Co.                                    320             6,576
Lydall, Inc.(b)                                              510             4,570

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
Manitowoc Co., Inc.                                        1,020       $    54,274
Milacron, Inc.(b)                                          1,540             1,971
Mueller Industries, Inc.                                   1,060            29,192
Navistar International Corp.(b)                              310             8,531
Nordson Corp.                                                650            24,161
Oshkosh Truck Corp.                                        2,390           104,107
PACCAR, Inc.                                                 810            56,716
Pall Corp.                                                   480            12,557
Parker Hannifin Corp.                                        600            37,608
Pentair, Inc.                                              2,050            66,605
Robbins & Myers, Inc.                                        430             9,284
SPX Corp.                                                  1,610            69,262
Stewart & Stevenson Services, Inc.                           830            19,804
Tecumseh Products Co.                                        560            11,273
Timken Co.                                                 2,360            66,930
Toro Co.                                                   1,320            48,193
Trinity Industries, Inc.                                     890            33,865
Valmont Industries, Inc.                                     670            21,822
Wabash National Corp.                                        970            17,858
Watts Water Technologies, Inc.                               900            24,984
Wolverine Tube, Inc.(b)                                      550             3,509
                                                                       -----------
                                                                         2,138,110
                                                                       -----------
MARINE (0.1%)
Alexander & Baldwin, Inc.                                    790            38,663
Kirby Corp.(b)                                               730            37,719
                                                                       -----------
                                                                            76,382
                                                                       -----------
MEDIA (1.6%)
4Kids Entertainment, Inc.(b)                                 570             9,724
ADVO, Inc.                                                 1,040            25,688
Arbitron, Inc.                                             1,150            43,022
Belo Corp.                                                 2,500            54,000
Catalina Marketing Corp.                                     990            25,799
Clear Channel Communications, Inc.                         3,100            94,302
Dow Jones & Co., Inc.                                        500            16,955
Emmis Communications Corp.(b)                              1,520            29,746
Entercom Communications Corp.(b)                           1,350            38,975
Gannett Co., Inc.                                          1,560            97,750
Harte-Hanks, Inc.                                          1,680            43,008
Interpublic Group of Cos., Inc.(b)                         1,710            17,664
Knight-Ridder, Inc.                                          660            35,231
Lee Enterprises, Inc.                                      1,070            41,955
McGraw Hill Cos., Inc.                                     2,180           106,689
Media General, Inc.                                          820            43,255
Meredith Corp.                                               540            26,946
New York Times Co.                                           950            25,878
News Corp.                                                11,640           165,869
Omnicom Group, Inc.                                          940            77,982
Reader's Digest Association, Inc.                          1,810            27,729
Scholastic Corp.(b)                                          750            24,413
Thomas Nelson, Inc.                                          480            10,277
Tribune Co.                                                1,830            57,663
Univision Communications, Inc.(b)                          1,890            49,405
Valassis Communications, Inc.(b)                           1,070            33,438
Washington Post Co.                                          155           115,475
Westwood One, Inc.                                         2,010            37,185
                                                                       -----------
                                                                         1,376,023
                                                                       -----------
METALS & MINING (1.0%)
A.M. Castle & Co.(b)                                         500             9,965
Alcoa, Inc.                                                3,790            92,060
Aleris International, Inc.(b)                                944            24,506
Allegheny Technologies, Inc.                                 420            12,058
AMCOL International Corp.                                    870            17,678
Brush Engineered Materials, Inc.(b)                          570             8,596
Carpenter Technology Corp.                                   760            45,828
Century Aluminum Co.(b)                                      830            15,089
Chaparral Steel Company(b)                                   730            18,235
Cleveland Cliffs, Inc.                                       740            60,340
Commercial Metals Co.                                      1,810            57,540
Freeport-McMoRan Copper & Gold, Inc.                         830            41,019
Newmont Mining Corp.                                       2,180            92,869
Nucor Corp.                                                  700            41,895
Phelps Dodge Corp.                                           460            55,416
Quanex Corp.                                                 830            48,065
Reliance Steel & Aluminum Co.                                960            54,739
RTI International Metals, Inc.(b)                            720            24,134
Ryerson Tull, Inc.                                           770            15,546
Steel Dynamics, Inc.                                         820            25,395
Steel Technologies, Inc.                                     380             9,960
United States Steel Corp.                                    520            18,996
Worthington Industries, Inc.                               1,370            27,564
                                                                       -----------
                                                                           817,493
                                                                       -----------

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
MULTI-UTILITIES (1.3%)
Alliant Energy Corp.                                       2,260       $    59,777
Ameren Corp.                                               1,130            59,438
Aquila, Inc.(b)                                            4,780            16,921
Avista Corp.                                               1,300            22,776
CenterPoint Energy, Inc.                                   1,150            15,226
CH Energy Group, Inc.                                        660            30,723
Consolidated Edison, Inc.                                  1,280            58,240
Dominion Resources, Inc.                                   1,750           133,139
DTE Energy Co.                                               880            38,016
Energy East Corp.                                          2,830            67,496
KeySpan Corp.                                                860            29,730
MDU Resources Group, Inc.                                  2,300            75,831
NiSource, Inc.                                             1,140            26,961
OGE Energy Corp.                                           1,680            43,277
Public Service Enterprise Group, Inc.                      1,230            77,355
SCANA Corp.                                                2,350            93,225
Sempra Energy                                              1,230            54,489
TECO Energy, Inc.                                            810            14,013
Vectren Corp.                                              1,320            35,838
Wisconsin Energy Corp.                                     2,370            89,657
WPS Resources Corp.                                          910            49,650
Xcel Energy, Inc.                                          1,610            29,511
                                                                       -----------
                                                                         1,121,289
                                                                       -----------
MULTILINE RETAIL (0.8%)
99 Cents Only Stores(b)                                    1,170            11,291
Big Lots, Inc.(b)                                            350             4,050
Dillard's, Inc.                                              310             6,420
Dollar General Corp.                                       1,210            23,522
Dollar Tree Stores, Inc.(b)                                2,070            44,629
Family Dollar Stores, Inc.                                   680            15,055
Federated Department Stores, Inc.                          1,156            70,944
Fred's, Inc.                                               1,080            16,092
J.C. Penney Co., Inc.                                      1,170            59,904
Kohl's Corp.(b)                                            1,550            74,602
Nordstrom, Inc.                                            1,100            38,115
Saks, Inc.(b)                                              2,720            49,368
Sears Holdings Corp.(b)                                      428            51,467
ShopKo Stores, Inc.(b)                                       860            24,656
Target Corp.                                               3,810           212,178
                                                                       -----------
                                                                           702,293
                                                                       -----------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.(b)                                             3,940            53,466
Zebra Technologies Corp.(b)                                1,630            70,269
                                                                       -----------
                                                                           123,735
                                                                       -----------
OIL, GAS & CONSUMABLE FUELS (6.7%)
Amerada Hess Corp.                                           410            51,291
Anadarko Petroleum Corp.                                   1,070            97,060
Apache Corp.                                               1,400            89,362
Arch Coal, Inc.                                            1,320           101,732
Burlington Resources, Inc.                                 1,640           118,441
Cabot Oil & Gas Corp.                                      1,650            75,554
ChevronTexaco Corp.                                        9,839           561,511
Cimarex Energy Co.(b)                                      2,470            96,972
ConocoPhillips                                             6,080           397,510
Denbury Resources, Inc.(b)                                 1,070            46,684
Devon Energy Corp.                                         1,980           119,552
El Paso Corp.                                              2,430            28,820
EOG Resources, Inc.                                        1,040            70,491
Exxon Mobil Corp.                                         26,950         1,512,972
Forest Oil Corp.(b)                                        1,110            48,485
Frontier Oil Corp.                                         1,840            67,859
Kerr-McGee Corp.                                             520            44,221
Kinder Morgan, Inc.                                          680            61,812
Marathon Oil Corp.                                         1,668           100,347
Massey Energy Co.                                          2,540           101,778
Murphy Oil Corp.                                           1,080            50,598
Newfield Exploration Co.(b)                                2,520           114,232
Noble Corp.                                                  570            36,697
Occidental Petroleum Corp.                                 1,640           129,363
Overseas Shipholding Group, Inc.                             610            29,036
Peabody Energy Corp.                                       2,700           211,032
Penn Virginia Corp.                                          590            32,072
Petroleum Development Corp.(b)                               510            17,126
Pioneer Natural Resources Co.                              2,870           143,644
Plains Exploration & Production Co.(b)                     1,520            59,280
Pogo Producing Co.                                         1,130            57,065
Remington Oil & Gas Corp.(b)                                 730            25,550
Southwestern Energy Co.(b)                                 2,710           196,583
Spinnaker Exploration Co.(b)                                 940            57,885
St. Mary Land & Exploration Co.                            2,010            68,360
Stone Energy Corp.(b)                                        840            38,556

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
Sunoco, Inc.                                                 640       $    47,680
Swift Energy Co.(b)                                          900            39,294
Valero Energy Corp.                                        1,330           139,969
Vintage Petroleum, Inc.                                    1,730            89,770
Western Gas Resources, Inc.                                1,220            52,826
Williams Cos., Inc.                                        2,460            54,858
World Fuel Services Corp.                                    910            29,029
XTO Energy, Inc.                                           1,426            61,974
                                                                       -----------
                                                                         5,574,933
                                                                       -----------
PAPER & FOREST PRODUCTS (0.4%)
Bowater, Inc.                                              1,230            32,595
Buckeye Technologies, Inc.(b)                              1,110             8,325
Deltic Timber Corp.                                          390            17,940
Georgia-Pacific Corp.                                      1,190            38,711
International Paper Co.                                    2,340            68,281
Louisiana-Pacific Corp.                                      440            10,969
MeadWestvaco Corp.                                           900            23,598
Neenah Paper, Inc.                                           460            13,363
Pope & Talbot, Inc.                                          510             4,457
Potlatch Corp.                                               640            28,627
Wausau-Mosinee Paper Corp.                                 1,480            16,206
Weyerhaeuser Co.                                           1,270            80,443
                                                                       -----------
                                                                           343,515
                                                                       -----------
PERSONAL PRODUCTS (0.2%)
Alberto-Culver Co.                                           390            16,930
Avon Products, Inc.                                        2,180            58,837
Natures Sunshine Products, Inc.                              550            10,643
NBTY, Inc.(b)                                              1,980            39,620
USANA Health Sciences, Inc.(b)                               400            17,608
                                                                       -----------
                                                                           143,638
                                                                       -----------
PHARMACEUTICALS (3.6%)
Abbott Laboratories                                        7,130           306,946
Allergan, Inc.                                               790            70,547
Alpharma, Inc.                                             1,520            37,833
Bradley Pharmaceuticals, Inc.(b)                             530             6,381
Bristol-Myers Squibb Co.                                   9,090           192,435
Connetics Corp.(b)                                         1,240            16,170
Eli Lilly & Co.                                            5,340           265,879
Forest Laboratories, Inc.(b)                               1,760            66,722
IVAX Corp.(b)                                              4,560           130,188
Johnson & Johnson                                         13,300           832,845
King Pharmaceuticals, Inc.(b)                              1,240            19,133
Medicis Pharmaceutical Corp.                               1,990            58,705
Merck & Co., Inc.                                         10,140           286,150
MGI Pharma, Inc.(b)                                        2,600            48,776
Mylan Laboratories, Inc.                                   1,370            26,318
Noven Pharmaceuticals, Inc.(b)                               910            12,822
Par Pharmaceutical Cos., Inc.(b)                             860            22,257
Perrigo Co.                                                1,870            25,002
Schering-Plough Corp.                                      6,630           134,854
Sepracor, Inc.(b)                                          2,270           127,688
Valeant Pharmaceuticals International                      2,100            36,036
Watson Pharmaceuticals, Inc.(b)                              780            26,957
Wyeth                                                      6,260           278,946
                                                                       -----------
                                                                         3,029,590
                                                                       -----------
REAL ESTATE (2.1%)
Acadia Realty Trust                                          340             6,460
AMB Property Corp.                                         1,700            75,106
Apartment Investment & Management Co.                        640            24,576
Archstone-Smith Trust                                        980            39,759
Capital Automotive REIT                                    1,240            47,889
Colonial Properties Trust                                  1,410            61,631
Commercial Net Lease Realty                                1,340            25,969
Developers Diversified Realty Corp.                        2,180            95,222
Eastgroup Properties, Inc.                                   670            29,279
Entertainment Properties Trust                               850            34,085
Equity Office Properties Trust                             1,930            59,444
Equity Residential                                         1,300            51,025
Essex Property Trust, Inc.                                   840            75,499
Glenborough Realty Trust, Inc.                               990            18,939
Highwood Properties, Inc.                                    930            26,235
Hospitality Properties Trust                               1,350            53,595
Kilroy Realty Corp.                                          930            52,220
Lexington Corp. Properties Trust                           1,310            28,532
Liberty Property Trust                                     1,690            70,456
Macerich Co.                                               1,290            82,908
Mack-Cali Realty Corp.                                     1,190            50,754
New Century Financial Corp.                                1,960            60,505
New Plan Excel Realty Trust                                1,740            40,003

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
Parkway Properties, Inc.                                     540       $    25,385
Plum Creek Timber Co., Inc.                                  800            31,120
ProLogis                                                   1,080            46,440
Public Storage, Inc.                                         470            31,114
Rayonier, Inc.                                             1,620            61,933
Regency Centers Corp.                                      1,340            74,598
Shurgard Storage Centers, Inc.                             1,630            91,981
Simon Property Group, Inc.                                 1,220            87,376
Sovran Self Storage, Inc.                                    550            25,592
United Dominion Realty Trust, Inc.                         2,410            53,333
Vornado Realty Trust                                         620            50,220
Weingarten Realty Investors                                1,640            58,318
                                                                       -----------
                                                                         1,747,501
                                                                       -----------
ROAD & RAIL (0.9%)
Arkansas Best Corp.                                          680            26,357
Burlington Northern Santa Fe Corp.                         1,740           107,985
CNF, Inc.                                                  1,010            56,833
CSX Corp.                                                  1,000            45,810
Heartland Express, Inc.                                    1,900            37,525
J.B. Hunt Transport Services, Inc.                         2,580            50,078
Kansas City Southern(b)                                    2,540            56,286
Knight Transportation, Inc.                                1,400            38,094
Landstar System, Inc.                                      1,840            70,877
Norfolk Southern Corp.                                     1,780            71,556
Old Dominion Freight Line. Inc.(b)                           490            17,341
Swift Transportation Co., Inc.(b)                          1,220            22,265
Union Pacific Corp.                                        1,430            98,927
Werner Enterprises, Inc.                                   1,310            23,475
Yellow Roadway Corp.(b)                                    1,183            53,767
                                                                       -----------
                                                                           777,176
                                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Actel Corp.(b)                                               690             9,626
Advanced Energy Industries, Inc.(b)                          850             9,138
Advanced Micro Devices, Inc.(b)                            1,740            40,403
Altera Corp.(b)                                            1,390            23,144
Analog Devices, Inc.                                       1,790            62,256
Applied Materials, Inc.                                    6,660           109,091
Applied Micro Circuits Corp.(b)                            1,240             3,026
Atmel Corp.(b)                                             8,110            19,951
Atmi, Inc.(b)                                              1,230            33,591
Axcelis Technologies, Inc.(b)                              2,700            11,745
Broadcom Corp.(b)                                          1,350            57,321
Brooks Automation, Inc.(b)                                 2,200            25,764
Cabot Microelectronics Corp.(b)                              590            17,346
Cohu, Inc.                                                   660            15,286
Credence Systems Corp.(b)                                  1,650            12,705
Cree, Inc.(b)                                              1,590            38,224
Cymer, Inc.(b)                                             1,320            46,002
Cypress Semiconductor Corp.(b)                             2,580            35,088
DSP Group, Inc.(b)                                           910            22,368
ESS Technology, Inc.(b)                                    1,090             3,150
Exar Corp.(b)                                              1,110            13,975
Fairchild Semiconductor International, Inc.(b)             2,200            33,880
FEI Co.(b)                                                   960            18,144
Freescale Semiconductor, Inc., Class B(b)                  1,734            41,408
Integrated Device Technology, Inc.(b)                      3,491            34,491
Intel Corp.                                               26,090           613,114
International Rectifier Corp.(b)                           1,540            45,569
Intersil Corp.                                             3,090            70,328
KLA-Tencor Corp.                                             990            45,827
Kopin Corp.(b)                                             1,940            10,961
Kulicke & Soffa Industries, Inc.(b)                        1,420             8,903
Lam Research Corp.(b)                                      2,830            95,484
Lattice Semiconductor Corp.(b)                             1,950             8,541
Linear Technology Corp.                                    1,490            49,483
LSI Logic Corp.(b)                                         1,420            11,516
LTX Corp.(b)                                               1,140             3,922
Maxim Integrated Products, Inc.                            1,660            57,569
MEMC Electronic Materials, Inc.(b)                         3,150            56,511
Micrel, Inc.(b)                                            1,460            14,600
Microchip Technology, Inc.                                 4,230           127,618
Micron Technology, Inc.(b)                                 2,360            30,656
Microsemi Corp.(b)                                         1,990            46,108
National Semiconductor Corp.                               1,440            32,587
Novellus Systems, Inc.(b)                                    670            14,646
NVIDIA Corp.(b)                                              800            26,840
Pericom Semiconductor Corp.(b)                               770             6,114
Photronics, Inc.(b)                                        1,330            23,940
PMC-Sierra, Inc.(b)                                          640             4,544
Power Integrations, Inc.(b)                                1,040            21,954
RF Micro Devices, Inc.(b)                                  3,190            16,716

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
Rudolph Technologies, Inc.(b)                                480       $     5,846
Semtech Corp.(b)                                           1,410            21,263
Silicon Laboratories, Inc.(b)                              1,030            33,135
Skyworks Solutions, Inc.(b)                                4,590            24,602
Standard Microsystems Corp.(b)                               690            19,506
Supertex, Inc.(b)                                            420            15,389
Teradyne, Inc.(b)                                            790            10,697
Texas Instruments, Inc.                                    7,070           201,848
TriQuint Semiconductor, Inc.(b)                            2,370             9,954
Ultratech, Inc.(b)                                           750            10,335
Varian Semiconductor Equipment Associates, Inc.(b)         1,290            48,788
Veeco Instruments, Inc.(b)                                   910            14,460
Xilinx, Inc.                                               1,630            39,039
                                                                       -----------
                                                                         2,636,036
                                                                       -----------
SOFTWARE (3.7%)
Activision, Inc.(b)                                        5,421            85,494
Adobe Systems, Inc.                                        2,360            76,110
Advent Software, Inc.(b)                                     680            20,890
Altiris, Inc.(b)                                             820            13,858
ANSYS, Inc.(b)                                             1,060            39,496
Autodesk, Inc.                                             1,020            46,033
BMC Software, Inc.(b)                                        990            19,394
Cadence Design Systems, Inc.(b)                            5,420            86,612
Captaris, Inc.(b)                                          1,110             3,996
Catapult Communications Corp.(b)                             410             7,499
Citrix Systems, Inc.(b)                                      750            20,678
Computer Associates International, Inc.                    2,300            64,331
Compuware Corp.(b)                                         1,610            13,025
Electronic Arts, Inc.(b)                                   1,410            80,201
EPIQ Systems, Inc.(b)                                        580            11,049
Factset Research Systems, Inc.                             1,310            45,942
Fair Issac Corp.                                           1,450            60,552
FileNet Corp.(b)                                           1,430            40,255
Hyperion Solutions Corp.(b)                                1,420            68,671
Internet Security Systems, Inc.(b)                         1,650            40,640
Intuit, Inc.(b)                                              940            43,174
Jack Henry & Associates, Inc.                              1,720            30,926
JDA Software Group, Inc.(b)                                  940            15,200
Kronos, Inc.(b)                                            1,120            51,363
Macromedia, Inc.(b)                                        1,800            79,056
Macrovision Corp.(b)                                       1,100            20,724
Manhattan Associates, Inc.(b)                              1,010            22,432
MapInfo Corp.(b)                                             730             8,972
McAfee, Inc.(b)                                            3,410           102,401
Mentor Graphics Corp.(b)                                   1,430            11,826
Mercury Interactive Corp.(b)                                 530            18,439
MICROS Systems, Inc.(b)                                    1,300            59,696
Microsoft Corp.                                           41,170         1,058,068
MRO Software, Inc.(b)                                        790            12,940
Napster, Inc.(b)                                           1,240             4,489
Novell, Inc.(b)                                            1,500            11,430
NYFIX, Inc.(b)                                             1,050             3,045
Oracle Corp.(b)                                           17,160           217,588
Parametric Technology Corp.(b)                             1,230             8,007
Phoenix Technologies, Ltd.(b)                                840             4,990
Progress Software Corp.(b)                                 1,260            39,236
Radiant Systems, Inc.(b)                                     890            10,110
Reynolds & Reynolds Co.                                    1,160            30,786
RSA Security, Inc.(b)                                      1,370            15,618
SERENA Software, Inc.(b)                                   1,200            26,268
Siebel Systems, Inc.                                       1,980            20,493
Sonic Solutions(b)                                           810            15,503
SPSS, Inc.(b)                                                570            12,996
SS&C Technologies, Inc.                                      550            19,712
Sybase, Inc.(b)                                            1,790            39,828
Symantec Corp.(b)                                          5,252           125,259
Synopsys, Inc.(b)                                          2,870            54,387
THQ, Inc.(b)                                               2,025            46,940
Transaction Systems Architects, Inc.(b)                      750            20,258
Verity, Inc.(b)                                            1,710            17,015
Wind River Systems, Inc.(b)                                1,540            20,174
                                                                       -----------
                                                                         3,144,075
                                                                       -----------
SPECIALTY RETAIL (3.6%)
Aaron Rents, Inc.                                          1,440            28,368
Abercrombie & Fitch Co.                                    1,820            94,622
Advance Auto Parts, Inc.(b)                                2,190            82,125
Aeropostale, Inc.(b)                                       1,120            21,885
American Eagle Outfitters, Inc.                            2,770            65,234
AnnTaylor Stores Corp.(b)                                  1,420            34,463
AutoNation, Inc.(b)                                          930            18,488
AutoZone, Inc.(b)                                            280            22,652
Barnes & Noble, Inc.                                       1,200            43,392

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
Bed Bath & Beyond, Inc.(b)                                 1,300       $    52,676
Best Buy Co., Inc.                                         1,950            86,307
Borders Group, Inc.                                        1,270            24,930
Burlington Coat Factory Warehouse Corp.                      680            26,221
CarMax, Inc.(b)                                            2,090            56,158
Cato Corp.                                                   885            17,682
Chico's FAS, Inc.(b)                                       3,700           146,298
Children's Place Retail Stores, Inc.(b)                      720            30,910
Christopher & Banks Corp.                                  1,020            13,637
Circuit City Stores, Inc.                                    780            13,876
Claire's Stores, Inc.                                      1,760            45,848
Cost Plus, Inc.(b)                                           680            10,445
Dress Barn, Inc.(b)                                          830            22,053
Finish Line, Inc., ClassA                                  1,190            18,612
Foot Locker, Inc.                                          3,030            58,903
GameStop Corp.(b)                                          1,156            41,015
Gap, Inc.                                                  3,060            52,877
Genesco, Inc.(b)                                             720            26,496
Goody's Family Clothing, Inc.                                940             8,930
Group 1 Automotive, Inc.(b)                                  640            17,690
Guitar Center, Inc.(b)                                       870            45,336
Gymboree Corp.(b)                                            860            15,222
Hancock Fabrics, Inc.                                        570             3,705
Haverty Furniture Cos., Inc.                                 620             7,589
Hibbet Sporting Goods, Inc.(b)                             1,125            29,509
Home Depot, Inc.                                           9,240           379,210
Hot Topic, Inc.(b)                                         1,350            20,102
Jo-Ann Stores, Inc.(b)                                       640             9,350
Limited Brands                                             1,500            30,015
Linens 'n Things, Inc.(b)                                  1,470            36,956
Lowe's Cos., Inc.                                          3,390           206,010
Men's Wearhouse, Inc.(b)                                   1,710            42,237
Michaels Stores, Inc.                                      2,730            90,308
Movie Gallery, Inc.                                          880             6,125
O'Reilly Automotive, Inc.(b)                               2,160            60,912
Office Depot, Inc.(b)                                      1,330            36,615
OfficeMax, Inc.                                              440            12,329
Pacific Sunwear of California, Inc.(b)                     1,420            35,528
Payless ShoeSource, Inc.(b)                                1,240            22,779
Pep Boys - Manny, Moe & Jack, Inc.                         1,610            22,218
PETsMart, Inc.                                             2,860            67,210
Pier 1 Imports, Inc.                                       1,470            15,170
RadioShack Corp.                                             640            14,144
Rent-A-Center, Inc.(b)                                     1,320            23,786
Ross Stores, Inc.                                          2,760            74,630
Select Comfort Corp.(b)                                    1,190            26,061
Sherwin-Williams Co.                                         500            21,275
Sonic Automotive, Inc.                                     1,130            24,984
Stage Stores, Inc.                                           900            24,948
Staples, Inc.                                              2,865            65,121
Stein Mart, Inc.                                           1,010            18,534
TBC Corp.(b)                                                 770            26,634
Tiffany & Co.                                                660            26,004
TJX Cos., Inc.                                             1,790            38,539
Too, Inc.(b)                                               1,110            31,535
Tractor Supply Co.(b)                                      1,160            56,260
Urban Outfitters, Inc.(b)                                  2,200            62,326
Williams-Sonoma, Inc.(b)                                   2,360            92,300
Zale Corp.(b)                                              1,600            44,848
                                                                       -----------
                                                                         3,049,157
                                                                       -----------
TEXTILES APPAREL & LUXURY GOODS (0.7%)
Ashworth, Inc.(b)                                            430             3,023
Brown Shoe Company, Inc.                                     580            18,833
Coach, Inc.(b)                                             1,600            51,488
Fossil, Inc.(b)                                            1,740            27,248
Haggar Corp.                                                 220             6,270
Jones Apparel Group, Inc.                                    490            13,367
K-Swiss, Inc.                                                910            27,710
Kellwood Co.                                                 910            19,938
Liz Claiborne, Inc.                                          410            14,432
NIKE, Inc.                                                 1,090            91,614
Oxford Industries, Inc.                                      520            25,610
Phillips-Van Heusen Corp.                                  1,100            31,295
Polo Ralph Lauren Corp.                                    1,250            61,500
Quiksilver, Inc.(b)                                        3,660            42,200
Reebok International, Ltd.                                   280            15,974
Russell Corp.                                                850            11,501
Stride Rite Corp.                                            950            12,369
Timberland Co.(b)                                          1,320            37,158
V.F. Corp.                                                   480            25,080
Wolverine World Wide, Inc.                                 1,635            34,253
                                                                       -----------
                                                                           570,863
                                                                       -----------

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                          SHARES            VALUE
                                                          ------            -----
THRIFTS & MORTGAGE FINANCE (1.8%)
Anchor BanCorp of Wisconsin, Inc.                            500       $    15,830
Astoria Financial Corp.                                    1,725            48,214
BankAtlantic Bancorp, Inc.                                 1,730            24,030
BankUnited Financial Corp.                                   760            18,027
Brookline Bancorp, Inc.                                    1,560            21,918
Commercial Federal Corp.                                   1,200            41,040
Countrywide Financial Corp.                                2,620            83,237
Dime Community Bancshares, Inc.                              830            11,952
Downey Financial Corp.                                       740            45,103
Federal Home Loan Mortgage Corp.                           3,100           190,185
Federal National Mortgage Assoc.                           4,310           204,811
FirstFed Financial Corp.(b)                                  480            25,675
Flagstar Bancorp, Inc.                                     1,510            20,264
Fremont General Corp.                                      2,160            46,850
Golden West Financial Corp.                                1,220            71,651
Independence Community Bank Corp.                          1,390            54,975
IndyMac Bancorp., Inc.                                     1,300            48,529
MAF Bancorp, Inc.                                            810            33,647
MGIC Investment Corp.                                        490            29,028
New York Community Bancorp, Inc.                           4,450            71,957
PMI Group, Inc.                                            1,850            73,778
Radian Group, Inc.                                         1,740            90,654
Sovereign Bancorp, Inc.                                    1,130            24,374
Washington Federal, Inc.                                   1,100            25,289
Washington Mutual, Inc.                                    4,166           164,974
Webster Financial Corp.                                      920            42,476
                                                                       -----------
                                                                         1,528,468
                                                                       -----------
TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies, Inc.                        840            27,678
Fastenal Co.                                               1,390            97,480
GATX Corp.                                                 1,010            37,744
Hughes Supply, Inc.                                        2,150            71,917
Lawson Products, Inc.                                        210             7,172
MSC Industrial Direct Co., Inc.                            1,100            41,998
United Rentals, Inc.(b)                                    1,350            26,420
W.W. Grainger, Inc.                                          510            34,160
Watsco, Inc.                                                 820            46,600
                                                                       -----------
                                                                           391,169
                                                                       -----------
WATER UTILITIES (0.1%)
American States Water Co.                                    510            15,983
Aqua America, Inc.                                         1,870            63,356
                                                                       -----------
                                                                            79,339
                                                                       -----------
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
ALLTEL Corp.                                               2,140           132,380
Comtech Telecommunications Corp.(b)                          700            26,852
Sprint Corp.                                              12,932           301,445
Telephone & Data Systems, Inc.                             2,400            90,768
                                                                       -----------
                                                                           551,445
                                                                       -----------

TOTAL COMMON STOCKS                                                     83,866,761
                                                                       -----------
SHORT-TERM INVESTMENTS (0.4%)
SSgA U.S. Government Money Market Fund, 3.65%(c)         377,022           377,022
                                                                       -----------
TOTAL SHORT-TERM INVESTMENTS                                               377,022
                                                                       -----------
   TOTAL INVESTMENTS
      (Cost $77,380,455)(a) (100.0%)                                    84,243,783
                                                                       ===========

(a) Cost for federal income tax purposes is $77,431,346. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation                                            $10,556,960
    Unrealized depreciation                                             (3,744,523)
                                                                       -----------
    Net unrealized appreciation                                        $ 6,812,437
                                                                       ===========

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of October 31, 2005.
 +  Amount is less than 0.005%.

                         SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                               ---------           -----
CORPORATE BONDS (24.9%)

AUTO MANUFACTURERS (0.5%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09               $  500,000       $    527,694
                                                                               ------------
BANKS (4.6%)
Bank of America Corp., 7.23%, 8/15/12                            500,000            547,899
Bank of America Corp., 4.875%, 9/15/12                           500,000            493,308
Bank One Capital III, 8.75%, 9/1/30                              500,000            656,144
Bank One Corp., 5.25%, 1/30/13                                   500,000            496,396
Chase Manhattan Corp., 7.00%, 11/15/09                         1,006,000          1,077,132
Southtrust Bank NA, 7.69%, 5/15/25                             1,000,000          1,229,239
Wells Fargo & Co., 4.95%, 10/16/13                               500,000            493,612
                                                                               ------------
                                                                                  4,993,730
                                                                               ------------
BROKERAGE SERVICES (3.4%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                          500,000            487,170
Citigroup, Inc., 4.875%, 5/7/15                                  500,000            483,692
Goldman Sachs Group, Inc., 4.75%, 7/15/13                        500,000            479,562
Jeffries Group, Inc., 7.75%, 3/15/12                             715,000            791,025
Lehman Brothers Holdings, Inc., 7.00%, 11/1/14,(b)               500,000            483,715
Merrill Lynch & Co., 4.33%, 3/2/09,(b)                         1,000,000            978,059
                                                                               ------------
                                                                                  3,703,223
                                                                               ------------
COMPUTERS (0.5%)
Hewlett-Packard Co., 5.75%, 12/15/06                             500,000            504,810
                                                                               ------------
CONSUMER STAPLES (0.4%)
Safeway, Inc., 4.95%, 8/16/10                                    500,000            483,351
                                                                               ------------
COSMETICS/TOILETRIES (0.5%)
Procter & Gamble Co., 4.95%, 8/15/14                             500,000            497,225
                                                                               ------------
FINANCIAL SERVICES (2.2%)
Boeing Capital Corp., 5.80%, 1/15/13                             500,000            521,873
Countrywide Home Loan, Inc., 4.00%, 3/22/11                      500,000            469,211
Household Finance Corp., 4.75%, 5/15/09                          500,000            494,515
SLM Corp., 4.37%, 3/2/09,(b)                                     500,000            489,040
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                500,000            469,412
                                                                               ------------
                                                                                  2,444,051
                                                                               ------------
FORESTRY (0.5%)
Weyerhaeuser Co., 5.95%, 11/1/08                                 500,000            511,748
                                                                               ------------

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                               ---------           -----
INSURANCE (2.1%)
Allstate Corp., 5.00%, 8/15/14                                $ 500,000        $    488,512
GE Global Insurance Holding Corp., 6.45%, 3/1/19                500,000             502,317
Phoenix Life Insurance, 7.15%, 12/15/34                         405,000             392,450
Principal Life, Inc., 5.04%, 3/1/12,(b)                       1,000,000             951,930
                                                                               ------------
                                                                                  2,335,209
                                                                               ------------
MORTGAGE BACKED SECURITIES -- FINANCIAL SERVICES (4.8%)
American Business Financial Services                            625,643             631,877
Mortgage Loan Trust, 6.99%, 12/25/31
Countrywide Home Loans, Inc., 4.90%, 4/1/35                   2,963,349           2,895,020
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33       1,773,575           1,697,090
                                                                               ------------
                                                                                  5,223,987
                                                                               ------------
OIL & GAS -- INTEGRATED (0.5%)
Phillips Petroleum Co., 6.65%, 7/15/18                          500,000             562,754
                                                                               ------------
PHARMACEUTICALS (0.5%)
Eli Lilly & Co., 6.00%, 3/15/12                                 500,000             527,995
                                                                               ------------
RESEARCH & DEVELOPMENT (0.9%)
Science Applications International Corp., 6.75%, 2/1/08       1,000,000           1,038,873
                                                                               ------------
RETAIL (0.4%)
AutoZone, Inc., 4.75%, 11/15/10                                 500,000             477,320
                                                                               ------------
SEMICONDUCTORS (0.5%)
Applied Materials, Inc., 7.125%, 10/15/17                       500,000             555,727
                                                                               ------------
TRANSPORTATION (0.4%)
Union Pacific Corp., 3.625%, 6/1/10                             500,000             468,996
                                                                               ------------
UTILITIES -- ELECTRIC & GAS (0.9%)
Duke Energy Corp., 6.25%, 1/15/12                               500,000             523,995
Pepco Holdings, Inc., 5.50%, 8/15/07                            500,000             504,123
                                                                               ------------
                                                                                  1,028,118
                                                                               ------------
UTILITIES -- TELECOMMUNICATIONS (1.3%)
BellSouth Corp., 6.00%, 11/15/34                                500,000             481,073
GTE California, Inc., 6.70%, 9/1/09                             500,000             516,978
Verizon New England, Inc., 4.75%, 10/1/13                       500,000             464,370
                                                                               ------------
                                                                                  1,462,421
                                                                               ------------
TOTAL CORPORATE BONDS                                                            27,347,232
                                                                               ------------

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                               ---------           -----
U.S. GOVERNMENT AGENCIES (25.0%)

FEDERAL FARM CREDIT BANK (2.7%)
5.34%, 3/24/15, Callable 3/24/08 @ 100                        $3,000,000       $  2,962,092
                                                                               ------------
FEDERAL HOME LOAN BANK (5.3%)
2.75%, 7/30/08, Callable, 1/30/06 @ 100                        2,000,000          1,944,322
2.75%, 10/15/08, Callable 1/15/06 @ 100                        1,000,000            962,579
2.75%, 10/22/09, Callable 1/22/06 @ 100                        2,000,000          1,935,398
3.25%, 7/15/11, Callable 1/15/06 @ 100                         1,000,000            952,977
                                                                               ------------
                                                                                  5,795,276
                                                                               ------------
FEDERAL HOME LOAN MORTGAGE CORP. (3.3%)
6.25%, 3/5/12, Callable 3/5/07 @ 100                             525,000            534,530
4.40%, 6/19/13, Callable 12/19/05 @ 100                        2,000,000          1,916,118
6.75%, 9/15/29                                                 1,000,000          1,213,207
                                                                               ------------
                                                                                  3,663,855
                                                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (13.7%)
3.50%, 5/28/08                                                 2,000,000          1,967,146
4.31%, 2/17/09,(b)                                             1,500,000          1,500,435
4.00%, 8/20/10, Callable 11/25/05 @ 100                          238,000            228,718
4.00%, 12/19/11                                                4,365,000          4,142,442
4.50%, 5/28/15, Callable 11/28/05 @ 100                        2,000,000          1,891,236
5.50%, 4/1/30                                                  3,290,162          3,246,781
5.50%, 2/1/35                                                     92,457             91,282
4.50%, 5/1/35                                                  1,983,292          1,868,460
                                                                               ------------
                                                                                 14,936,500
                                                                               ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                   27,357,723
                                                                               ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (23.4%)

FEDERAL HOME LOAN MORTGAGE CORP. (5.7%)
5.50%, 3/1/23                                                  2,243,929          2,231,935
6.00%, 9/1/34                                                  2,213,189          2,235,948
4.56%, 1/1/35                                                  1,819,019          1,799,011
                                                                               ------------
                                                                                  6,266,894
                                                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (17.7%)
5.00%, 10/1/24                                                 1,131,216          1,098,505
5.00%, 1/1/30                                                  1,969,090          1,895,468
5.50%, 6/1/34                                                  1,743,446          1,720,459

STEWARD FUNDS, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT             VALUE
                                                               ---------           -----
4.43%, 7/1/34                                                 $1,111,097       $  1,118,519
4.60%, 7/1/34                                                  2,405,272          2,382,594
6.00%, 11/1/34                                                 1,654,755          1,669,417
5.50%, 12/1/34                                                 1,845,969          1,821,630
5.00%, 1/1/35                                                  2,913,481          2,804,550
5.00%, 1/1/35                                                  1,886,407          1,815,876
4.66%, 3/1/35                                                  3,133,088          3,034,784
                                                                               ------------
                                                                                 19,361,802
                                                                               ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                         25,628,696
                                                                               ------------
U.S. TREASURY OBLIGATIONS (19.6%)
2.50%, 9/30/06                                                 5,300,000          5,212,221
4.00%, 9/30/07                                                 7,000,000          6,950,237
4.00%, 4/15/10                                                 2,000,000          1,961,718
4.25%, 11/15/13                                                5,800,000          5,680,149
6.00%, 2/15/26                                                 1,500,000          1,724,414
                                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                  21,528,739
                                                                               ------------
SHORT-TERM INVESTMENTS (6.3%)
SSgA U.S. Government Money Market Fund, 3.65%(b)               6,863,396          6,863,396
                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS                                                      6,863,396
                                                                               ------------

   TOTAL INVESTMENTS (COST $111,170,474)(a) (99.2%)                             108,725,786
                                                                               ------------
   OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)                                     911,441
                                                                               ------------
   NET ASSETS 100.0%                                                           $109,637,227
                                                                               ============

(a) Cost for federal income tax purposes is $111,202,894. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

     Unrealized appreciation                                                   $     15,157
     Unrealized depreciation                                                     (2,492,265)
                                                                               ------------
     Net unrealized depreciation                                               $ (2,477,108)
                                                                               ============

(b) Variable rate security. Rate shown represents the rate as of October 31, 2005.

                         SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              DOMESTIC
                                                                               ALL-CAP               SELECT
                                                                             EQUITY FUND           BOND FUND
                                                                             -----------           ---------
ASSETS:
   Investments, at market (cost $77,380,455; $111,170,474)                   $84,243,783         $108,725,786
   Receivables:
   Interest and dividends receivable                                              65,766              902,062
   Receivable for investments sold                                                     -               63,850
   Prepaid Expenses and other assets                                              37,248               34,821
                                                                             -----------         ------------
       Total Assets                                                           84,346,797          109,726,519
                                                                             -----------         ------------
LIABILITIES:
   Accrued expenses and other payables
   Investment advisory fees                                                       10,266               22,591
   Sub-investment advisory fees                                                   27,729               36,355
   Administration fees                                                             6,173                8,134
   Distribution fees                                                                 772                  594
   Other                                                                          46,727               21,618
                                                                             -----------         ------------
       Total Liabilities                                                          91,667               89,292
                                                                             -----------         ------------

NET ASSETS                                                                   $84,255,130         $109,637,227
                                                                             ===========         ============
COMPOSITION OF NET ASSETS:
   Capital                                                                    76,510,497          112,289,327
   Undistributed net investment income                                            56,847              401,203
   Undistributed net realized gains on investment transactions                   823,049             (608,615)
   Unrealized appreciation on investment transactions                          6,864,737           (2,444,688)
                                                                             -----------         ------------
NET ASSETS (200,000,000 OF $.001 PAR VALUE SHARES
   AUTHORIZED, 7,582,165 SHARES OUTSTANDING)                                 $84,255,130         $109,637,227
                                                                             ===========         ============
INDIVIDUAL CLASS
   Net Assets                                                                $ 3,673,059         $  2,866,952
   Shares                                                                        133,717              118,065
   Offering and redemption price per share                                   $     27.47         $      24.28

INSTITUTIONAL CLASS
   Net Assets                                                                $80,582,071         $106,770,275
   Shares                                                                      2,934,070            4,396,313
   Offering and redemption price per share                                   $     27.46         $      24.29

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              DOMESTIC
                                                                               ALL-CAP               SELECT
                                                                             EQUITY FUND           BOND FUND
                                                                             -----------           ---------
INVESTMENT INCOME:
   Interest                                                                   $        -          $ 2,234,879
   Dividend                                                                      628,060               89,748
                                                                              ----------          -----------
       Total investment income                                                   628,060            2,324,627
                                                                              ----------          -----------
EXPENSES:
   Investment advisory fees                                                       61,546              135,585
   Consulting fees                                                                41,030               54,234
   Administration fees                                                            30,773               40,676
   Distribution fees                                                               4,621                3,711
   Accounting fees                                                                63,978               50,229
   Audit fees                                                                      6,372                6,372
   Custodian fees                                                                 30,398                4,374
   Legal fees                                                                     23,074               31,732
   Registration and filing fees                                                   23,445               19,152
   Shareholder reports                                                             2,580                3,511
   Transfer agent fees                                                            14,807               18,654
   Directors' fees                                                                11,913               14,113
   Miscellaneous fees                                                              5,781                7,636
                                                                              ----------          -----------
       Total Expenses                                                            320,318              389,979
                                                                              ----------          -----------

   Net investment income                                                         307,742            1,934,648
                                                                              ----------          -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments                                       523,502             (285,806)
   Net change in unrealized appreciation/(depreciation) on investments         5,315,971           (1,767,564)
                                                                              ----------          -----------
   Net realized and unrealized gain/(loss) on investments                      5,839,473           (2,053,370)
                                                                              ----------          -----------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $6,147,215          $  (118,722)
                                                                              ==========          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD     FOR THE PERIOD
                                                                                 ENDED               ENDED
                                                                            OCTOBER 31, 2005   APRIL 30, 2005(a)
                                                                            ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                      $   307,742          $   333,923
   Net realized gain on investments                                               523,502              299,547
   Net change in unrealized appreciation on investments                         5,315,971            1,548,767
                                                                              -----------          -----------
Change in net assets from operations                                            6,147,215            2,182,237
                                                                              -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Individual class                                                            (8,150)             (16,106)
       Institutional class                                                       (280,253)            (284,937)
                                                                              -----------          -----------
Total distributions                                                              (288,403)            (301,043)
                                                                              -----------          -----------
CAPITAL SHARE TRANSACTIONS:
   Net increase in net assets from Fund share transactions                      7,665,262           68,849,963
                                                                              -----------          -----------
Total Increase in net assets                                                   13,524,074           70,731,057
                                                                              -----------          -----------
NET ASSETS:
   Beginning of period                                                         70,731,057                    -
                                                                              -----------          -----------
   End of period                                                              $84,255,131          $70,731,057
                                                                              ===========          ===========

Undistributed net investment income                                           $    56,847          $    37,508
                                                                              ===========          ===========

(a) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD     FOR THE PERIOD
                                                                                 ENDED               ENDED
                                                                            OCTOBER 31, 2005   APRIL 30, 2005(a)
                                                                            ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                     $  1,934,648          $ 1,240,528
   Net realized gain/(loss) on investments                                       (285,806)            (278,748)
   Net change in unrealized appreciation/(depreciation) on investments         (1,767,564)            (677,124)
                                                                             ------------          -----------
Net increase/(decrease) in net assets resulting from operations                  (118,722)             284,656
                                                                             ------------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Individual class                                                           (47,135)             (41,542)
       Institutional class                                                     (1,834,144)            (881,641)
   Net realized capital gains:
       Individual class                                                                 -               (1,192)
       Institutional class                                                              -              (16,147)
                                                                             ------------          -----------
Total distributions                                                            (1,881,279)            (940,522)
                                                                             ------------          -----------
CAPITAL TRANSACTIONS:
   Net increase in net assets from Fund share transactions                     16,322,556           95,970,538
                                                                             ------------          -----------
Total Increase in net assets                                                   14,322,555           95,314,672
                                                                             ------------          -----------

NET ASSETS:
   Beginning of period                                                         95,314,672                    -
                                                                             ------------          -----------
   End of period                                                             $109,637,227          $95,314,672
                                                                             ============          ===========

Undistributed Net Investment Income                                          $    401,203          $   347,834
                                                                             ============          ===========

(a) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                           DOMESTIC ALL-CAP FUND
--------------------------------------------------------------------------------

                                                      INDIVIDUAL CLASS                   INSTITUTIONAL CLASS
                                            ----------------------------------   ----------------------------------
                                            FOR PERIOD ENDED  FOR PERIOD ENDED   FOR PERIOD ENDED  FOR PERIOD ENDED
                                            OCTOBER 31, 2005  APRIL 30, 2005(a)  OCTOBER 31, 2005  APRIL 30, 2005(a)
                                            ----------------  -----------------  ----------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $25.47            $25.00            $  25.47            $ 25.00

INVESTMENT ACTIVITIES:
   Net investment income                           0.07              0.12                0.11               0.14
   Net realized and unrealized gain
       on investments                              1.99              0.45                1.98               0.46
                                                 ------            ------            --------            -------
       Total from Investment Activities            2.06              0.57                2.09               0.60
                                                 ------            ------            --------            -------

DIVIDENDS
   Net investment income                          (0.06)            (0.10)              (0.10)             (0.13)
                                                 ------            ------            --------            -------
       Total Dividends                            (0.06)            (0.10)              (0.10)             (0.13)
                                                 ------            ------            --------            -------

NET ASSET VALUE, END OF PERIOD                   $27.47            $25.47            $  27.46            $ 25.47
                                                 ======            ======            ========            =======

TOTAL RETURN                                       8.05%(b)          2.26%(b)            8.19%(b)           2.37%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (in 000s)          $3,673            $2,896            $ 80,582            $67,835
  Ratio of expenses to average net assets          1.02%(c)          1.21%(c)            0.77%(c)           0.96%(c)
  Ratio of net investment income to
      average net assets                           0.50%(c)          0.69%(c)            0.76%(c)           0.93%(c)
  Portfolio turnover*                              3.26%            15.93%               3.26%             15.93%

(a) For the period from October 31, 2004 (commencement of operations) through April 30, 2005.

(b) Not annualized.

(c) Annualized.

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                      INDIVIDUAL CLASS                   INSTITUTIONAL CLASS
                                            ----------------------------------   ----------------------------------
                                            FOR PERIOD ENDED  FOR PERIOD ENDED   FOR PERIOD ENDED  FOR PERIOD ENDED
                                            OCTOBER 31, 2005  APRIL 30, 2005(a)  OCTOBER 31, 2005  APRIL 30, 2005(a)
                                            ----------------  -----------------  ----------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $24.73            $25.00            $  24.73            $ 25.00

INVESTMENT ACTIVITIES:
   Net investment income                           0.39              0.46                0.42               0.46
   Net realized and unrealized loss
       on investments                             (0.44)            (0.40)              (0.43)             (0.40)
                                                 ------            ------            --------            -------
       Total from Investment Activities           (0.05)             0.03               (0.01)              0.06
                                                 ------            ------            --------            -------

DIVIDENDS
   Net investment income                          (0.40)            (0.29)              (0.43)             (0.32)
   Net realized gains                                 -             (0.01)                  -              (0.01)
                                                 ------            ------            --------            -------
       Total Dividends                            (0.40)            (0.30)              (0.43)             (0.33)
                                                 ------            ------            --------            -------

NET ASSET VALUE, END OF PERIOD                   $24.28            $24.73            $  24.29            $ 24.73
                                                 ======            ======            ========            =======

TOTAL RETURN                                      (0.23%)(b)         0.14%(b)           (0.06%)(b)          0.25%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (in 000's)        $2,867            $3,050            $106,770            $92,265
   Ratio of expenses to average net assets         0.96%(c)          1.07%(c)            0.71%(c)           0.82%(c)
   Ratio of net investment income to
       average net assets                          3.32%(c)          2.92%(c)            3.57%(c)           3.17%(c)
   Portfolio turnover*                            26.45%            44.13%              26.45%             44.13%

(a) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.

(b) Not annualized.

(c) Annualized.

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION:

    The Steward Funds, Inc. (the "Company") was organized as a Maryland corporation on May 11, 1992 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Company currently consists of two diversified series: the Domestic All-Cap Equity Fund and the Select Bond Fund (individually, a "Fund," and collectively, the "Funds").

    The Company is authorized to issue 200,000,000 shares of beneficial interest of $0.001 par value. The Funds currently offer two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

NOTE 2 - INVESTMENT OBJECTIVES:

    The Steward Domestic All-Cap Equity Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of large, medium and small capitalization companies that represent a broad spectrum of the economy.

    The Steward Select Bond Fund seeks high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES:

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A) PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked price as of the close of trading. Equity securities traded on NASDAQ use the NASDAQ Official Closing Price. Equity securities which are traded in the over-the-counter market only, which are included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Changes in holdings of portfolio securities shall be reflected no later than in the calculation of each Fund's net asset value on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of each Fund is declared and paid at least annually. For each Fund, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

D) FEDERAL INCOME TAXES: It is each Fund's intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

E) ALLOCATION OF EXPENSES: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.

NOTE 4 - INVESTMENT ADVISORY AND OTHER AGREEMENTS:

    Capstone Asset Management Company ("CAMCO"), a wholly-owned subsidiary of Capstone Financial Services, Inc. serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, CAMCO shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays CAMCO, on a monthly basis, an investment advisory fee.

    The advisory fees for the Domestic All-Cap Equity Fund are calculated daily at the annual rate of 0.15% on the first $500 million of the Fund's average daily net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. For the Select Bond Fund the advisory fees are calculated daily at the annual rate of 0.25% on the first $500 million of the Fund's average daily net assets. The rate declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion.

    Capstone Asset Planning Company ("CAPCO") serves as Distributor of each Fund's shares. CAPCO is an affiliate of the Adviser, and both are wholly owned subsidiaries of Capstone Financial Services, Inc.

    Each Fund's Individual Share Class has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby each Individual Share Class' assets are used to compensate CAPCO for costs and expenses incurred with the distribution and marketing of each Individual Class' shares and servicing each Individual Class' Shareholders. Distribution and marketing expenses include among other things printing of prospectuses, advertising literature and costs of personnel involved with the promotion and distribution of each Individual Class' Shares. Under the Plans, each Individual Class' average net assets includes reinvested dividends paid with respect to those assets. Of this amount, CAPCO may allocate to securities dealers (which may include CAPCO itself) and other financial institutions and organizations (collectively "Service Organizations") amounts based on each Individual Class' average net assets owned by shareholders for whom the Service Organizations have a servicing relationship.

    Certain officers of the Company are also officers of the Investment Adviser and the Distributor.

    Pursuant to the term of the Administrative Agreement, CAMCO will supervise the Funds' daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services CAMCO receives a monthly fee from each Fund calculated at the annual rate of 0.075% on each Fund's first $500 million average daily net assets and 0.06% on average daily net assets in excess of $500 million.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves as the Funds' transfer agency and fund accountant. Under the terms of the Transfer Agency and Fund Accounting Agreement, BISYS Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.

NOTE 5 - PURCHASES AND SALES OF SECURITIES:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2005 were as follow:

FUND                                                           PURCHASES       SALES
                                                              -----------   -----------
Steward Domestic All-Cap Equity ...........................   $ 5,772,957   $ 2,630,015
Steward Select Bond .......................................    36,678,038    26,383,000

NOTE 6 - CAPITAL SHARE TRANSACTIONS:

The Company authorizes the issuance of 200,000,000 shares for each class of each Fund, and each share has a par value of $0.001 per share. The Funds currently offers two class of shares ("Individual Class" & "Institutional Class"). Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

    Transactions in shares of capital stock, for the period ended October 31, 2005 was as follows:

                                                                               INDIVIDUAL CLASS             INSTITUTIONAL CLASS
                                                                             --------------------         ----------------------
                                                                              SHARES     AMOUNT            SHARES      AMOUNT
                                                                             -------   ----------         -------   ------------
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Issued ...................................................................    46,903   $1,267,564         325,552   $  8,594,630
Reinvested ...............................................................       274        7,515           9,880        271,001
Redeemed .................................................................   (27,135)    (730,884)        (64,755)    (1,744,564)
                                                                             -------   ----------         -------   ------------
Net increase .............................................................    20,042   $  544,195         270,677   $  7,121,067
                                                                             =======   ==========         =======   ============
                                                                               INDIVIDUAL CLASS            INSTITUTIONAL CLASS
                                                                             --------------------         ----------------------
                                                                              SHARES      AMOUNT           SHARES      AMOUNT
                                                                             -------    ---------         -------   ------------
STEWARD SELECT BOND FUND

Issued ...................................................................     3,868    $  95,633         651,572   $ 16,103,397
Reinvested ...............................................................     1,886       46,592          71,584      1,768,639
Redeemed .................................................................   (11,018)    (272,797)        (57,170)    (1,418,908)
                                                                             -------    ---------         -------   ------------
Net increase (decrease) ..................................................    (5,264)   $(130,572)        665,986   $ 16,453,128
                                                                             =======    =========         =======   ============

    Transactions in shares of capital stock, for the period ended April 30, 2005 was as follows:

                                                                               INDIVIDUAL CLASS            INSTITUTIONAL CLASS
                                                                            ----------------------      ------------------------
                                                                              SHARES     AMOUNT           SHARES       AMOUNT
                                                                            --------   -----------      ---------   ------------
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Issued ...................................................................   214,894   $ 5,240,484      2,826,355   $ 70,315,697
Reinvested ...............................................................       559        14,950         10,135        270,023
Redeemed .................................................................  (101,778)   (2,629,340)      (173,097)    (4,361,851)
                                                                            --------   -----------      ---------   ------------
Net increase (decrease) ..................................................   113,675   $ 2,626,094      2,663,393   $ 66,223,869
                                                                            ========   ===========      =========   ============

                                                                                INDIVIDUAL CLASS          INSTITUTIONAL CLASS
                                                                             ---------------------      ------------------------
                                                                              SHARES      AMOUNT        SHARES        AMOUNT
                                                                             -------   -----------      ---------   ------------
STEWARD SELECT BOND FUND

Issued ...................................................................   160,519    $4,016,567      4,045,935   $100,763,219
Reinvested ...............................................................     1,717        42,213         34,336        841,245
Redeemed .................................................................   (38,907)     (964,109)      (349,944)    (8,728,597)
                                                                             -------    ----------      ---------   ------------
Net increase (decrease) ..................................................   123,329    $3,094,671      3,730,327   $ 92,875,867
                                                                             =======    ==========      =========   ============

NOTE 7 - DISTRIBUTION INFORMATION:

    The tax character of distributions paid for the period ended October 31, 2005 was as follows:

                                                                            ORDINARY INCOME
                                                                            ---------------
Steward Domestic All-Cap .................................................   $  288,403
Select Bond Fund .........................................................    1,881,279

NOTE 8 - CONTINGENCIES AND COMMITMENTS

    In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

================================================================================
GENERAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICY AND VOTING RECORDS

    A description of the policies and procedures that Steward Funds, Inc. uses to determine how to vote proxies related to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 800-262-6631 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

    The Steward Funds, Inc. files a complete Schedule of Portfolio Investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC's website at http://www.sec.gov. Steward Funds' Form N-Q may be reviewed or, for a fee, copied at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

================================================================================
THE ANNUAL CONSIDERATION BY THE BOARD OF DIRECTORS OF THE INVESTMENT ADVISORY AGREEMENTS BETWEEN THE FUNDS AND CAPSTONE ASSET MANAGEMENT COMPANY AND FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY
--------------------------------------------------------------------------------

    At its meeting held March 1, 2005, the Board of Directors ("Board"), and the independent directors voting separately, unanimously approved (a) the continuation of the investment advisory agreement between Capstone Asset Management Company ("CAMCO") and Steward Funds, Inc. with respect to Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund;(b) the investment advisory contract between Steward Funds, Inc. and Frank Russell Investment Management Company ("FRIMCo") with respect to Steward Multi-Manager Equity Fund ("MME Fund")1; and (c) portfolio management contracts for MME Fund between FRIMCo and each of Alliance Capital Management, L.P.; Ark Asset Management Co., Inc.; Jacobs Levy Equity Management, Inc.; Lord, Abbett & Company; and MFS Investment Management, Inc. ("Money Managers"). In response to requests from counsel, CAMCO and FRIMCo had provided to the directors, in advance of the meeting, information deemed reasonably necessary to assist the directors in their review of the agreements with CAMCO and FRIMCo, and the portfolio management contracts with the Money Managers. The directors had also reviewed a memorandum from counsel discussing their responsibilities in reviewing investment advisory agreements.

    In considering the continuation of the investment advisory agreement with CAMCO, the directors noted that Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund had been in operation only since October 1, 2004. They noted, based on the information provided to them and their experience with these Funds since their inception October 1, 2004, that the operation and growth of each Fund had been as expected and that CAMCO's services to each Fund were fully satisfactory. They determined that investment advisory and administration fee rates for the Funds were low relative to fees for similar services paid by funds deemed to be comparable ("Peer Funds"). They noted that each Fund's expense ratio was low relative to that of the Peer Funds. They also noted that the investment advisory fee rate for each Fund, as well as fees paid to CAMCO for administrative services, would decline as each Fund reached higher asset levels and that these declines should provide each Fund with the benefit of potential economies of scale at higher asset levels. They reviewed CAMCO's soft dollar arrangements and other sources of compensation to CAMCO and its affiliates, including payments under the Funds' Service and Distribution Plans, which were in line with plans of Peer Funds. They also reviewed CAMCO's financial statements. Based on their review, the directors concluded that the information they had reviewed suggested that, in the short period of the Funds' operations, CAMCO's profitability with respect to each Fund was reasonable, although they would continue to monitor this issue as the Funds matured. They also concluded that the fees paid by each Fund to CAMCO for investment advisory services continued to be fair and reasonable and in the best interests of shareholders of each Fund.

    Information relevant to the Board's deliberations regarding the agreements with FRIMCo and the Money Managers was presented to the Board in advance of, and discussed with counsel at, its meetings held May 19, 2004 and November 16, 2004, as well as at the March 1, 2005 meeting. In considering the proposed investment advisory agreement with FRIMCo and the proposed portfolio management agreements with each of the Money Managers, the Board was cognizant of FRIMCo's mode of operation as a manager-of-managers, acting pursuant to exemptive relief from the Securities and Exchange Commission. The Board had also approved MME Fund's participation in the filing of a revised exemptive application that would make this relief available for MME Fund. The relief, when obtained, would permit FRIMCo to retain and replace money managers that are unaffiliated with FRIMCo, and to make changes to portfolio management contracts with such money managers, with Board approval, but without approval of shareholders.

(1) MME Fund has not commenced operations as of the date of the report.

================================================================================
EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

    As a shareholder of the Steward Funds, Inc., you may incur redemption fees for certain transactions and fees if your account is small. You will also incur ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING         ENDING       EXPENSE PAID       EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*      DURING PERIOD
                                               5/1/05         10/31/05    5/1/05 - 10/31/05   5/1/05 - 10/31/05
                                           --------------   ------------  -----------------   -----------------
Steward Domestic All-Cap Equity Fund
   Individual Class ...................       $1,000.00       $1,030.00         $5.22               1.02%
   Institutional Class ................        1,000.00        1,031.10          3.94               0.77%
Steward Select Bond Fund
   Individual Class ...................        1,000.00          999.00          4.84               0.96%
   Institutional Class ................        1,000.00        1,000.10          3.58               0.71%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds, Inc.' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees which the Funds may, in certain circumstances, assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING         ENDING       EXPENSE PAID       EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*      DURING PERIOD
                                               5/1/05         10/31/05    5/1/05 - 10/31/05   5/1/05 - 10/31/05
                                           --------------   ------------  -----------------   -----------------
Steward Domestic All-Cap Equity Fund
  Individual Class ....................       $1,000.00       $1,020.06         $5.19               1.02%
  Institutional Class .................        1,000.00        1,021.32          3.92               0.77%
Steward Select Bond Fund
  Individual Class ....................        1,000.00        1,020.37          4.89               0.96%
  Institutional Class .................        1,000.00        1,021.63          3.62               0.71%

*Expenses are equal to the average account value times the Fund's annualized expense ratio mutliplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS (UNAUDITED)

The Statement of Additional Information for the Funds includes additional information about the Funds' Directors and is available upon request, without charge, by calling the Funds at 800-262-6631.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN          OTHER
                                                TERM OF OFFICE                                 FUND COMPLEX      DIRECTORSHIPS/
                          POSITION(S) HELD       AND LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY        TRUSTEESHIPS
NAME, ADDRESS AND AGE        WITH FUNDS           TIME SERVED       DURING PAST 5 YEARS         DIRECTOR        HELD BY DIRECTOR
---------------------     ----------------      --------------    -----------------------     -------------     ----------------
INTERESTED DIRECTOR
-------------------

Edward L. Jaroski***      Director, President   From 1998         President and Director            4                None
5847 San Felipe,          & Chairman of                           of Capstone Asset
Suite 4100 Houston,       the Board                               Management Company,
TX 77057 Age: 59                                                  Capstone Asset Planning
                                                                  Company and Capstone
                                                                  Financial Services, Inc.

INDEPENDENT DIRECTORS
---------------------

John R. Parker            Director              From 1998         Self-employed Investor            4                None
5847 San Felipe,                                                  Consultant
Suite 4100
Houston, TX 77057
Age: 59

Bernard J. Vaughan        Director              From 1998         Retired                           4                None
200 N. Wynnewood
Avenue #A-112
Wynnewood, PA 19096
Age: 77

James F. Leary            Director              From 1998         Financial Consultant;             4           Director-Prospect
15851 N. Dallas                                                   Managing Director                             Street High
Parkway #500                                                      of Benefit Capital                            Income Fund and
Addison, TX 75001                                                 Southwest                                     Prospect Street
Age: 75                                                                                                         Income Fund;
                                                                                                                Director-Associate
                                                                                                                Materials, Inc.
                                                                                                                (1988-2001);
                                                                                                                Director-Pacesetter
                                                                                                                Capital Group

Leonard B. Melley, Jr.**  Director              From 2003         CEO/President of Freedom          4                None
6216 Yadkin Road                                                  Stores, Inc.
Fayetteville, NC 28303
Age: 46

John M. Briggs            Director              From 2005         Treasurer, Susan G. Komen         4           Director-Healthcare
435 Williams Road                                                 Foundation - Philadelphia                     Services Group, Inc.
Wynnewood, PA 19096-1632                                          affiliate; Partner, Briggs
Age: 55                                                           Bunting and Dougherty, LLP
                                                                  (May 1997 - December 2004)

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN         OTHER
                                                TERM OF OFFICE                                 FUND COMPLEX      DIRECTORSHIPS/
                          POSITION(S) HELD       AND LENGTH OF    PRINCIPAL OCCUPATION(S)       OVERSEEN BY       TRUSTEESHIPS
NAME, ADDRESS AND AGE        WITH FUNDS           TIME SERVED       DURING PAST 5 YEARS          DIRECTOR       HELD BY DIRECTOR
---------------------     ----------------      --------------    -----------------------     -------------     ----------------
EXECUTIVE OFFICERS
------------------
Dan E. Watson             Executive Vice        From 1998         Executive Vice President/        N/A               None
5847 San Felipe,          President                               CIO of Capstone Asset
Suite 4100 Houston,                                               Management Company &
TX 77057 Age: 57                                                  Capstone Financial
                                                                  Services, Inc.; Officer
                                                                  of other Capstone Funds

Howard S. Potter          Sr. Vice President    From 1998         Managing Director and            N/A               None
5847 San Felipe,                                                  Portfolio Manager of
Suite 4100 Houston,                                               Capstone Asset Management
TX 77057 Age: 54                                                  Company and Capstone
                                                                  Financial Services, Inc.;
                                                                  Officer of other
                                                                  Capstone Funds

John R. Wolf              Sr. Vice President    From 1998         Sr. Vice President/              N/A               None
5847 San Felipe,                                                  Portfolio Manager of
Suite 4100 Houston,                                               Capstone Asset Management
TX 77057 Age: 44                                                  Company; Officer of other
                                                                  Capstone Funds

Richard A. Nunn           Sr. Vice President,   From 2004         Senior Vice President and        N/A               None
5847 San Felipe,          Secretary, Principal                    Chief Compliance Officer
Suite 4100 Houston,       Financial Accounting                    of Capstone Asset
TX 77057 Age: 59          Officer and Chief                       Management Company and
                          Compliance Officer                      Capstone Asset Planning
                                                                  Company, 2004-present;
                                                                  Officer of other Capstone
                                                                  Funds, 2004-present; MGL,
                                                                  independent consultant,
                                                                  Vice President Regulatory
                                                                  Affairs, 2000-present

Kimberly A. Wallis        Asst. Vice            From 2004         Asst. Vice President             N/A               None
5847 San Felipe,          President                               Compliance, Capstone
Suite 4100 Houston,       Compliance                              Asset Management Company
TX 77057 Age: 38                                                  and Capstone Asset
                                                                  Planning Company,
                                                                  2004-present; Officer of
                                                                  other Capstone Funds,
                                                                  2004-present; Compliance
                                                                  Analyst, Capstone Asset
                                                                  Management Company and
                                                                  Capstone Asset Planning
                                                                  Company, 2002-2004;
                                                                  Paradigm Trading,
                                                                  technical analyst,
                                                                  1999-2002

Carla Homer               Treasurer             From 2004         Treasurer of Capstone            N/A               None
5847 San Felipe,                                                  Asset Management Company;
Suite 4100 Houston,                                               Officer of other
TX 77057 Age: 46                                                  Capstone Funds

Alaina V. Metz            Asst. Secretary.      From 2004         Vice President, Regulatory       N/A               None
3435 Stelzer Road                                                 Services, BISYS Fund
Columbus, Ohio 43219                                              Services, 2002-present;
Age: 39                                                           Chief Administrative
                                                                  Officer, Blue Sky, BISYS
                                                                  Fund Services, 1995-2002;
                                                                  Officer of other Capstone
                                                                  Funds, 2004-present

------------------------

* Mr. Jaroski is an "interested person" of the Capstone Growth Fund, as defined in the Investment Company Act of 1940, because of his position with CAMCO and the Distributor.
** Mr. Melley is married to the sister of Mr. Jaroski's wife.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

----------------------------    [LOGO OF STEWARD MUTUAL FUNDS]
 VISIT US ONLINE AT                       STEWARD(SM)
 WWW.STEWARDMUTUALFUNDS.COM               -----------
----------------------------              MUTUAL FUNDS

                      STEWARD FUNDS, INC.
-----------------------------------------------------------------
                      MANAGING WEALTH, PROTECTING VALUES

For more              STEWARD DOMESTIC ALL-CAP EQUITY FUND
complete
information
about the             STEWARD SELECT BOND FUND
Steward Funds,
including
charges and
expenses,
contact the
Distributor to
receive a                                        Distributed by:
prospectus.                                      Capstone Asset Planning Company
Please read it                                   5847 San Felipe, Suite 4100
carefully before                                 Houston, Texas 77057
you invest or                      [LOGO OF      1-800-262-6631
send money.                         STEWARD]     info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
[ANNUAL REPORTS]

[DESCRIBE THE NATURE OF THE FEES LISTED BELOW.]

                       CURRENT YEAR                        PREVIOUS YEAR
                       ------------                        -------------
Audit Fees
----------
Audit-Related Fees
------------------
Tax Fees
--------
All Other Fees
--------------

[DISCLOSE THE AUDIT COMMITTEE'S PRE-APPROVAL POLICIES AND PROCEDURES DESCRIBED IN PARAGRAPH (C)(7) OF RULE 2-01 OF REGULATION S-X.]

[(E) IF ANY OF THE SERVICES WERE NOT PRE-APPROVED, BUT OTHERWISE APPROVED BY THE AUDIT COMMITTEE, DISCLOSE THE PERCENTAGE OF EACH CATGEGORY ABOVE.]

[(F) IF GREATER THAN 50 PERCENT, DISCLOSE THE PERCENTAGE OF HOURS EXPENDED ON THE PRINCIPAL ACCOUNTANT'S ENGAGEMENT TO AUDIT THE REGISTRANT'S FINANCIAL STATEMENTS FOR THE MOST RECENT FISCAL YEAR THAT WERE ATTRIBUTED TO WORK PERFORMED BY PERSONS OTHER THAN THE PRINCIPAL ACCOUNTANT'S FULL-TIME, PERMANENT EMPLOYEES.]

[(G) DISCLOSE THE AGGREGATE NON-AUDIT FEES BILLED BY THE REGISTRANT'S ACCOUNTANT FOR SERVICES RENDERED TO THE REGISTRANT, AND RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING ANY SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT FOR EACH OF THE LAST TWO FISCAL YEARS OF THE REGISTRANT.]

[(H) DISCLOSE WHETHER THE REGISTRANT'S AUDIT COMMITTEE OF THE BOARD OF DIRECTORS HAS CONSIDERED WHETHER THE PROVISION OF NONAUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING ANY SUBADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (C)(7)(II) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.]

OR

[SEMI-ANNUAL REPORTS]

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

[FOR ANNUAL OR SEMI-ANNUAL REPORTS WHERE THE COMPLETE SCHEDULE OF INVESTMENTS IS INCLUDED IN ITEM 1.]
INSERT THE FULL SCHEDULE OF INVESTMENTS FOR EACH RELEVANT FUND

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

[THIS IS AN ANNUAL REQUIREMENT FOR CLOSED-END FUNDS. IF A CLOSED-END FUND, INSERT SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES.]

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

THIS IS A SEMI-ANNUAL REQUIREMENT FOR CLOSED-END FUNDS. IF A CLOSED-END FUND, INSERT THE SUMMARY OF INFORMATION REQUIRED - SEE ITEM 8 IN PDF FILE FORM N-CSR.]

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

[THIS IS A SEMI-ANNUAL REQUIREMENT FOR CLOSED-END FUNDS. IF A CLOSED-END FUND, INSERT THE SUMMARY OF INFORMATION REQUIRED - SEE ITEM 9 IN PDF FILE FORM N-CSR.]

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

[THIS IS A SEMI-ANNUAL REQUIREMENT, AS APPLICABLE.]

{NOTE - THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004.
For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant's board of directors, where the registrant's most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE. [IF AN OPEN-END FUND OR IF THE CLOSED END FUND HAS NONE TO REPORT.]

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)______STEWARD FUNDS, INC.______________________

By (Signature and Title)* /s/ Edward L. Jaroski
                         ----------------------
                              Edward L. Jaroski
                              President

Date_January 9, 2006___________________________

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward L. Jaroski
                         ----------------------
                              Edward L. Jaroski
                              President

Date_January 9, 2006____________________________

By (Signature and Title)* /s/ Carla Homer
                         ----------------
                              Carla Homer
                              Treasurer

Date_January 9, 2006_____________________

* Print the name and title of each signing officer under his or her signature.